AB Municipal Income Fund, Inc.

AB National Portfolio

Portfolio of Investments

July 31, 2026 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 100.0%
Long-Term Municipal Bonds – 99.2%
Alabama – 5.2%
Alabama Highway Authority (Alabama Highway Authority) AG Series 2025 5.00%, 09/01/2039	$1,250	$1,364,372
Black Belt Energy Gas District (Bank of America Corp.) Series 2026-C 5.25%, 06/01/2036	2,165	2,275,765
Black Belt Energy Gas District (Bank of Montreal) Series 2026-I 5.00%, 10/01/2033	2,330	2,438,203
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055	4,000	4,143,757
Series 2025-E 5.00%, 12/01/2055	2,375	2,455,916
Series 2026 5.00%, 11/01/2036	1,960	2,022,383
Black Belt Energy Gas District (Canadian Imperial Bank of Commerce) Series 2026 5.00%, 06/01/2031	1,375	1,434,969
Series 2026-B 5.00%, 12/01/2034	2,000	2,099,863
Black Belt Energy Gas District (Citadel LP) Series 2025-C 5.50%, 11/01/2056(a)	2,850	3,001,403
Black Belt Energy Gas District (Goldman Sachs Group) Series 2023-C 5.50%, 10/01/2054	5,000	5,324,446
Series 2023-D 4.295% (SOFR + 1.85%), 06/01/2049(b)	5,000	5,070,190
Series 2024-B 5.00%, 10/01/2055	2,420	2,506,671
Series 2025-G 5.00%, 10/01/2035	1,695	1,746,890
Series 2026-E 5.00%, 07/01/2033	1,465	1,515,011
Series 2026-H 3.795% (SOFR + 1.35%), 12/01/2031(b)	8,000	7,978,549
Black Belt Energy Gas District (Morgan Stanley) Series 2022-C 5.25%, 02/01/2053	1,770	1,845,404
Black Belt Energy Gas District (National Grid North America) Series 2026-F 5.00%, 06/01/2036	2,930	2,990,605
Black Belt Energy Gas District (Pacific Life Insurance) Series 2024-C 5.00%, 05/01/2055	2,000	2,099,616
Series 2025-D 5.00%, 12/01/2055	1,205	1,252,508
Series 2026-F 5.00%, 12/01/2035	1,305	1,354,886

	Principal Amount (000)	U.S. $ Value

County of Jefferson AL (County of Jefferson AL Sales & Use Tax Revenue) Series 2017 5.00%, 09/15/2033	$1,000	$1,009,848
County of Jefferson AL Sewer Revenue (County of Jefferson AL Sewer Revenue) Series 2024 5.25%, 10/01/2049	1,000	1,032,059
Energy Southeast A Cooperative District (Goldman Sachs Group) Series 2025-A 5.00%, 11/01/2035	1,000	1,028,671
Energy Southeast A Cooperative District (Morgan Stanley) Series 2023-A 4.495% (SOFR + 2.05%), 11/01/2053(b)	2,000	2,016,669
Series 2023-B 4.645% (SOFR + 2.20%), 04/01/2054(b)	3,000	3,049,008
Series 2024-B 5.25%, 07/01/2054	2,000	2,120,535
Series 2026 3.946% (SOFR + 1.50%), 04/01/2034(b)(c)	2,040	2,041,203
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2016 5.00%, 02/01/2036	2,500	2,501,259
Mobile County Industrial Development Authority (ArcelorMittal SA) Series 2024 4.75%, 12/01/2054	1,000	934,264
Southeast Alabama Gas Supply District (The) (Pacific Life Insurance) Series 2024-A 5.00%, 08/01/2054	2,500	2,616,016
Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056	3,745	3,759,139
Southeast Energy Authority A Cooperative District (BP PLC) Series 2025-F 5.25%, 11/01/2055	4,370	4,604,184
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035	2,000	2,037,508
Southeast Energy Authority A Cooperative District (Goldman Sachs Group) Series 2022-B 5.00%, 05/01/2053	1,000	1,027,464
Southeast Energy Authority A Cooperative District (JPMorgan Chase & Co.) Series 2025-E 5.00%, 10/01/2030	2,160	2,289,559
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2021-B 4.00%, 12/01/2051	2,000	1,987,913
Series 2022-A 4.865% (SOFR + 2.42%), 01/01/2053(b)	2,000	2,040,645
Southeast Energy Authority A Cooperative District (New York Life Insurance) Series 2025 5.00%, 09/01/2035	1,245	1,318,748

	Principal Amount (000)	U.S. $ Value

Southeast Energy Authority A Cooperative District (Pacific Life Insurance) Series 2024-C 5.00%, 10/01/2055	$3,575	$3,733,838
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054	2,000	2,094,183
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group) Series 2023-A 5.25%, 01/01/2054	4,000	4,160,973

		102,325,093

Alaska – 0.0%
Northern Tobacco Securitization Corp. (Northern Tobacco Securitization) Series 2021-B Zero Coupon, 06/01/2066	1,000	108,706

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	1,490	1,555,884

Arizona – 3.5%
Arizona Industrial Development Authority (AZIDA 2019-2) Series 2019-2, Class A 3.625%, 05/20/2033	4,160	4,115,723
Arizona Industrial Development Authority (Equitable School Revolving Fund Obligated Group) Series 2024 5.00%, 11/01/2049	4,185	4,232,819
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(d)(e)(f)(g)(h)	3,725	-0-
Arizona Industrial Development Authority (San Tan Valley AH I LLLP) Series 2024-A 5.68%, 01/01/2043(a)	2,000	1,929,014
Series 2024-B 5.68%, 01/01/2043(a)	430	414,321
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2052	2,000	2,019,123
Series 2024 4.00%, 06/01/2049	8,000	8,061,408
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.222%, 07/01/2030	2,000	1,830,731
2.742%, 07/01/2035	2,000	1,672,287
2.842%, 07/01/2036	2,000	1,648,180
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.071%, 07/01/2032	1,000	855,555
2.521%, 07/01/2036	2,500	1,973,324

	Principal Amount (000)	U.S. $ Value

Industrial Development Authority of the City of Phoenix Arizona (The) (AZ GFF Tiyan LLC Lease) Series 2014 5.00%, 02/01/2029	$1,235	$1,224,974
Industrial Development Authority of the City of Phoenix Arizona (The) (Brooks West Rehabilitation Services I) Series 2024 5.00%, 10/31/2044	5,000	5,235,132
Industrial Development Authority of the County of Pima (The) (Edkey Obligated Group) Series 2020 5.00%, 07/01/2040(d)(e)(g)	1,355	1,084,000
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre Obligated Group) Series 2022 7.00%, 11/15/2057(a)	1,000	1,060,020
Maricopa County Industrial Development Authority (Banner Health Obligated Group) Series 2026 5.00%, 01/01/2034(c)	2,595	2,834,274
Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(a)	1,100	944,444
Maricopa County Industrial Development Authority (Legacy Traditional School Obligated Group) Series 2025 5.25%, 07/01/2050	1,000	946,905
Maricopa County Industrial Development Authority (Morrison Education Group Obligated Group) Series 2024-A 6.75%, 07/01/2063(a)	1,000	1,022,282
Maricopa County Special Health Care District (Maricopa County Special Health Care District) Series 2018-C 5.00%, 07/01/2035	4,000	4,118,634
5.00%, 07/01/2036	7,800	8,026,945
Salt River Project Agricultural Improvement & Power District (Salt River Project Agricultural Improvement & Power District) Series 2023-B 5.25%, 01/01/2053	10,000	10,427,832
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.00%, 10/01/2037(a)	1,200	1,013,071
Yuma Industrial Development Authority (Yuma Regional Medical Center Obligated Group) AG Series 2024 4.00%, 08/01/2054	2,000	1,734,419

		68,425,417

Arkansas – 0.3%
Arkansas Development Finance Authority (Hybar LLC) Series 2026 4.875%, 07/01/2056(a)	1,945	1,999,978
7.375%, 07/01/2056(a)	1,060	1,093,554
7.50%, 07/01/2048(a)	1,100	1,215,308
Arkansas Development Finance Authority (United States Steel Corp.) Series 2022 5.45%, 09/01/2052	500	507,063

	Principal Amount (000)	U.S. $ Value

City of Osceola AR (Plum Point Energy Associates) Series 2026 4.875%, 04/01/2040	$1,000	$983,561

		5,799,464

California – 15.2%
Alameda Corridor Transportation Authority (Alameda Corridor Transportation Authority) NATL Series 1999-1 Zero Coupon, 10/01/2031	2,000	1,676,611
Series 2022-A 0.00%, 10/01/2048(i)	4,000	2,351,397
AG Series 2024 Zero Coupon, 10/01/2053	2,000	493,587
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	2,000	1,851,711
Align Affordable Housing Bond Fund LP (SHI - Lake Worth LLC) Series 2021 3.25%, 12/01/2051(a)	3,000	2,719,135
Align Capital Series Trust 2025-1 (Align Capital Series Trust 2025-1) Series 2025-2 5.75%, 01/01/2052(a)	1,000	1,019,818
Anaheim Public Financing Authority (City of Anaheim CA Lease) AG Series 1997 Zero Coupon, 09/01/2031	2,000	1,686,431
Burbank-Glendale-Pasadena Airport Authority Brick Campaign (Burbank-Glendale-Pasadena Airport Authority Brick Campaign) Series 2024-B 5.00%, 07/01/2033	2,000	2,183,628
AG Series 2024-B 4.375%, 07/01/2049	5,000	4,757,673
California Community Choice Financing Authority (American General Life Insurance) Series 2024C 5.00%, 08/01/2055	2,000	2,055,014
Series 2025C 5.00%, 12/01/2055	1,240	1,276,531
California Community Choice Financing Authority (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056	1,000	1,009,396
California Community Choice Financing Authority (Bank of Montreal) Series 2026 5.00%, 10/01/2034	2,030	2,146,114
California Community Choice Financing Authority (Bank of Nova Scotia (The)) Series 2025E 5.00%, 10/01/2056	2,255	2,379,708
California Community Choice Financing Authority (Canadian Imperial Bank of Commerce) Series 2025F 5.00%, 11/01/2033	1,755	1,857,835
Series 2026 5.00%, 02/01/2031	2,000	2,095,109

	Principal Amount (000)	U.S. $ Value

California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	$4,300	$4,507,022
California Community Choice Financing Authority (Goldman Sachs Group) Series 2023 5.25%, 11/01/2054	2,745	2,865,647
California Community Choice Financing Authority (Morgan Stanley) Series 2023 4.075% (SOFR + 1.63%), 07/01/2053(b)	2,000	2,025,217
4.115% (SOFR + 1.67%), 02/01/2054(b)	2,000	2,031,112
Series 2024 5.00%, 05/01/2054	2,000	2,086,708
Series 2024-E 5.00%, 02/01/2055	1,000	1,046,695
Series 2026-A 3.895% (SOFR + 1.45%), 04/01/2056(b)	2,000	1,985,373
5.00%, 04/01/2056	1,400	1,467,305
California Community Choice Financing Authority (New York Life Insurance) Series 2024H 5.00%, 01/01/2056	1,000	1,057,628
Series 2025G 5.00%, 12/01/2035	1,000	1,066,490
California Community Choice Financing Authority (Nomura Holdings, Inc.) Series 2026 5.00%, 03/01/2036	2,500	2,565,316
California Community Choice Financing Authority (Realty Income Corp.) Series 2026 5.25%, 02/01/2036	1,000	1,063,804
California Community Choice Financing Authority (Royal Bank of Canada) Series 2024D 5.00%, 02/01/2055	2,320	2,472,733
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(a)	2,000	1,648,141
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(a)	5,000	3,967,507
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(a)	1,000	668,637
4.00%, 08/01/2046(a)	990	839,803
California Community Housing Agency (California Community Housing Agency Twin Creek Apartments) Series 2022-A 4.50%, 08/01/2052(a)	2,000	1,483,961
California County Tobacco Securitization Agency (Los Angeles County Securitization) Series 2020-A 4.00%, 06/01/2035	1,300	1,288,806
California Health Facilities Financing Authority (Adventist Health System/West Obligated Group) Series 2025 5.00%, 12/01/2032	1,650	1,772,104

	Principal Amount (000)	U.S. $ Value

California Housing Finance Agency Series 2021-3, Class X 0.770%, 08/20/2036(j)	$2,126	$85,302
California Housing Finance Agency (CAHFA 2019-2) Series 2019-2, Class A 4.00%, 03/20/2033(b)	479	482,297
California Housing Finance Agency (CAHFA 2021-1) Series 2021-1, Class A 3.50%, 11/20/2035	915	872,712
California Housing Finance Agency (CAHFA 2021-2) Series 2021-2, Class A 3.75%, 03/25/2035	4,652	4,613,405
Series 2021-2, Class X 0.826%, 03/25/2035(j)	2,326	81,539
California Housing Finance Agency (CAHFA 2021-3) Series 2021-3, Class A 3.25%, 08/20/2036	924	870,579
California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2025 3.50%, 01/01/2065(a)	6,000	5,998,418
California Infrastructure & Economic Development Bank (PIH Health Obligated Group) Series 2024-A 5.00%, 12/01/2054(a)	1,750	1,686,195
California Municipal Finance Authority (California Municipal Finance Authority) Series 2026 7.25%, 09/01/2044(a)(c)	1,010	940,138
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2035	1,000	1,031,056
5.00%, 05/15/2036	1,215	1,248,643
5.00%, 05/15/2037	1,000	1,024,541
5.00%, 05/15/2038	2,250	2,298,415
5.00%, 05/15/2041	915	926,402
California Municipal Finance Authority (CMFA 2026-1) Series 2026-1, Class A1 4.05%, 07/20/2041	2,691	2,540,230
California Municipal Finance Authority (LAX Integrated Express Solutions) Series 2018 5.00%, 12/31/2035	4,300	4,384,168
5.00%, 12/31/2036	3,910	3,979,218
5.00%, 12/31/2043	12,250	12,351,746
California Municipal Finance Authority (The Frances) Series 2026 7.00%, 03/01/2045(a)(c)	290	289,980
Series 2026-A 6.07%, 09/01/2044(a)(c)	1,205	1,205,109
California Municipal Finance Authority (United Airlines, Inc.) Series 2019 4.00%, 07/15/2029	1,000	1,005,353

	Principal Amount (000)	U.S. $ Value

California Pollution Control Financing Authority (Channelside Water Resources) Series 2012 5.00%, 07/01/2037(a)	$5,795	$5,795,275
California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2041(a)	3,090	2,928,016
California State University (California State University) Series 2021-B 2.374%, 11/01/2035	2,000	1,613,076
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2041(a)	1,400	1,400,296
Series 2018-A 5.50%, 12/01/2058(a)	1,090	1,096,369
Central Valley Energy Authority (Goldman Sachs Group) Series 2026 5.00%, 08/01/2034	1,000	1,045,525
Central Valley Energy Authority (Pacific Life Insurance) Series 2025 5.00%, 12/01/2055	5,000	5,219,732
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2021 5.00%, 05/15/2040	1,000	1,035,356
Series 2022 3.25%, 05/15/2049	1,000	748,899
5.00%, 05/15/2031	1,185	1,273,695
5.25%, 05/15/2047	5,000	5,152,050
Series 2025 5.00%, 05/15/2031	1,800	1,934,726
5.25%, 05/15/2044	1,000	1,064,460
5.25%, 05/15/2045	1,130	1,197,403
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(a)	2,000	1,491,680
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2045(a)	995	877,325
4.00%, 08/01/2056(a)	1,000	836,616
CMFA Special Finance Agency VIII Elan Huntington Beach (CMFA Special Finance Agency VIII Elan Huntington Beach) Series 2021 3.00%, 08/01/2056(a)	4,000	2,672,779
4.00%, 08/01/2047(a)	855	758,847
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(a)	1,000	676,341
4.00%, 05/01/2057(a)	2,000	1,389,394
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(a)	2,000	1,616,974

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(a)	$1,000	$760,525
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(a)	1,000	676,666
4.00%, 07/01/2058(a)	1,000	474,189
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 4.00%, 09/01/2056(a)	2,000	1,517,561
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments) Series 2021 3.25%, 12/01/2058(a)	1,500	1,003,397
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(a)	1,480	1,015,894
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority The Crescent) Series 2022 4.30%, 07/01/2059(a)	2,000	1,567,497
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(a)	3,300	2,666,449
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 3.25%, 10/01/2058(a)	1,245	859,483
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(a)	2,000	1,342,427
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2022-ML13) Series 2022-ML13, Class XUS 0.986%, 09/25/2036(j)	2,525	137,272
Golden State Connect Authority (Golden State Connect Authority) Series 2025 6.50%, 12/01/2060(a)	1,000	967,368
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021 3.85%, 06/01/2050	3,375	3,050,090
Series 2021-B
Zero Coupon, 06/01/2066	13,960	1,304,905
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2022-C 5.00%, 07/01/2038	1,410	1,482,810
Series 2024-B 5.00%, 07/01/2038	1,330	1,420,634
5.00%, 07/01/2039	2,390	2,536,726
Series 2024-C 5.00%, 07/01/2041	3,125	3,289,893
Series 2024-E 5.00%, 07/01/2039	2,000	2,129,835
BAM Series 2025-A 5.25%, 07/01/2046	1,500	1,588,855

	Principal Amount (000)	U.S. $ Value

Series 2026-A 5.00%, 07/01/2044	$1,000	$1,050,915
Los Angeles Department of Water & Power Power System Revenue (Los Angeles Dept. of Water & Power Power System Revenue) Series 2021 5.00%, 07/01/2051	2,250	2,270,800
Los Angeles Department of Water & Power Water System Revenue (Los Angeles Dept. of Water & Power Water System Revenue) Series 2022-D 5.00%, 07/01/2047	10,000	10,214,626
Manteca Unified School District (Manteca Unified School District CFD No. 89-1) NATL Series 2001 Zero Coupon, 09/01/2031	11,910	9,721,122
Morongo Band of Mission Indians (The) (Prerefunded - US Treasuries) Series 2018-A 5.00%, 10/01/2042(a)	4,500	4,721,095
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-B 7.00%, 11/01/2034	2,000	2,337,642
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 3.197% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(b)	8,075	7,563,884
San Diego County Regional Airport Authority (San Diego County Regional Airport Authority) Series 2023 5.00%, 07/01/2043	11,080	11,446,431
Series 2025 5.25%, 07/01/2045	1,000	1,060,387
5.50%, 07/01/2055	1,000	1,048,386
San Francisco Intl Airport (San Francisco Intl Airport) Series 2019-A 5.00%, 05/01/2044	17,000	17,287,162
Series 2023-E 5.00%, 05/01/2030	1,000	1,063,225
5.25%, 05/01/2035	5,000	5,487,000
Series 2024 5.25%, 05/01/2040	3,400	3,658,648
Series 2025-D 5.00%, 05/01/2031	1,000	1,074,896
5.50%, 05/01/2055	3,500	3,674,318
Series 2025-E 5.00%, 05/01/2033	1,025	1,115,861
San Joaquin Valley Clean Energy Authority (Goldman Sachs Group) Series 2025 5.50%, 01/01/2056	1,830	1,973,396
Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023 5.00%, 07/01/2039	1,750	1,852,222
5.00%, 07/01/2048	1,535	1,569,996
5.25%, 07/01/2053	4,460	4,624,740
Series 2024 5.00%, 07/01/2040	450	478,347
5.00%, 07/01/2053	1,795	1,826,735
5.25%, 07/01/2046	1,455	1,532,922

	Principal Amount (000)	U.S. $ Value

State of California (State of California) Series 2023 5.25%, 09/01/2053	$5,000	$5,290,221
6.00%, 03/01/2033	1,000	1,059,789
Series 2025 5.00%, 03/01/2037	2,000	2,239,474
Series 2026 5.00%, 10/01/2042	1,385	1,519,441
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization) Series 2021 Zero Coupon, 06/01/2060	1,400	221,173
University of California (University of California) Series 2025-C 5.50%, 05/15/2040	1,000	1,136,704
Series 2026-C 5.25%, 11/15/2041	2,000	2,225,552

		301,349,573

Colorado – 1.4%
Centerra Metropolitan District No. 1 (Centerra Metropolitan District No. 1) Series 2022 6.50%, 12/01/2053	1,000	1,040,524
City & County of Denver CO Airport System Revenue (City & County of Denver CO Airport System Revenue) Series 2022-A 5.00%, 11/15/2033	1,000	1,077,881
5.00%, 11/15/2034	2,000	2,144,662
Series 2022-D 5.50%, 11/15/2029	1,770	1,900,371
5.75%, 11/15/2034	1,000	1,123,566
Series 2023-B 5.25%, 11/15/2034	3,275	3,594,487
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2017-A 5.00%, 11/15/2029	2,070	2,115,317
Colorado Health Facilities Authority (Intermountain Healthcare Obligated Group) Series 2024-A 5.00%, 05/15/2054	5,000	5,074,600
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2044	1,000	1,018,038
Colorado High Performance Transportation Enterprise (Colorado High Performance Transportation Enterprise C-470 Express Lanes System) Series 2017 5.00%, 12/31/2056	1,000	964,141
Colorado State University Research Foundation (Colorado State University Research Foundation - The Prospect) Series 2025-A 5.375%, 03/01/2055(a)	1,000	971,280
Douglas County Housing Partnership (Douglas County Housing Partnership) 5.375%, 01/01/2041(d)(e)(f)(g)(h)	1,553	104,147
Johnstown Plaza Metropolitan District (Johnstown Plaza Metropolitan District) Series 2022 4.25%, 12/01/2046	982	953,449

	Principal Amount (000)	U.S. $ Value

Platte River Metropolitan District (Platte River Metropolitan District) Series 2023-A 6.50%, 08/01/2053(a)	$311	$315,764
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado (Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado) Series 2025-A 5.00%, 04/01/2035(a)	4,000	4,236,270
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 6.50%, 12/01/2042	1,175	1,234,980

		27,869,477

Connecticut – 0.7%
Aquarion Water Authority (Aquarion Water Authority Water System Revenue) Series 2026-A 5.00%, 08/01/2032	1,000	1,091,250
5.25%, 08/01/2037	1,145	1,283,762
BAM Series 2026-E Zero Coupon, 08/01/2045	1,075	430,877
Connecticut State Health & Educational Facilities Authority (Hartford Sustainable Energy Partners) Series 2026 5.25%, 08/01/2051	2,600	2,687,912
State of Connecticut Special Tax Revenue (State of Connecticut Special Tax Revenue) Series 2023-A 5.25%, 07/01/2042	7,000	7,574,778

		13,068,579

Delaware – 0.0%
Delaware State Economic Development Authority (Newark Charter School) Series 2016 5.00%, 09/01/2046	550	539,177

District of Columbia – 2.2%
District of Columbia (Plenary Infrastructure DC State Lease) Series 2022 5.50%, 02/28/2033	1,240	1,346,611
District of Columbia Income Tax Revenue (District of Columbia Income Tax Revenue) Series 2024-A 5.00%, 10/01/2036	10,500	11,555,694
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2018-A 5.00%, 10/01/2038	2,630	2,682,118
Series 2020-A 5.00%, 10/01/2029	2,455	2,585,320
Series 2021-A 5.00%, 10/01/2046	10,000	10,129,871
Series 2024-A 5.00%, 10/01/2029	1,080	1,137,330
5.00%, 10/01/2033	2,000	2,171,021
5.00%, 10/01/2034	1,000	1,080,605
Series 2025-A 5.00%, 10/01/2035	1,000	1,088,172
5.00%, 10/01/2036	3,475	3,767,083
5.00%, 10/01/2050	1,000	1,006,407

	Principal Amount (000)	U.S. $ Value

Washington Metropolitan Area Transit Authority (Washington Metropolitan Area Transit Authority State Lease) Series 2023 5.25%, 07/15/2053	$2,610	$2,691,045
Washington Metropolitan Area Transit Authority Dedicated Revenue (Washington Metropolitan Area Transit Authority Dedicated Revenue Lease) Series 2025-A 5.25%, 07/15/2055	2,000	2,074,543
5.50%, 07/15/2060	1,140	1,201,149

		44,516,969

Florida – 5.8%
Bexley Community Development District (Bexley Community Development District) Series 2016 4.70%, 05/01/2036	1,750	1,750,021
Buckhead Trails II Community Development District (Buckhead Trails II Community Development District) Series 2026 5.50%, 05/01/2046	100	99,881
Cape Coral Health Facilities Authority (Gulf Care Obligated Group) Series 2015 5.875%, 07/01/2040(a)	1,000	673,761
Capital Projects Finance Authority/FL (Navigator Academy of Leadership Obligated Group) Series 2024 5.00%, 06/15/2044(a)	1,760	1,686,481
Capital Projects Finance Authority/FL (PRG - UnionWest Properties) Series 2024 0.00%, 06/01/2062(a)(i)	4,700	352,910
5.00%, 06/01/2054(a)	2,000	1,590,693
5.25%, 06/01/2044(a)	1,000	869,793
Capital Trust Agency, Inc. (Educational Growth Fund) Series 2021 Zero Coupon, 07/01/2061(a)	5,000	422,556
Capital Trust Agency, Inc. (Team Success A School of Excellence) Series 2020 4.25%, 06/01/2030(a)	1,170	1,121,665
Capital Trust Authority (AIDS Healthcare Foundation Obligated Group) Series 2026 5.25%, 12/01/2055	1,000	1,009,039
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2038	1,000	585,106
County of Broward FL Airport System Revenue (County of Broward FL Airport System Revenue) Series 2019-C 2.384%, 10/01/2026	5,500	5,483,094
County of Lee FL Airport Revenue (County of Lee FL Airport Revenue) Series 2026-A 5.00%, 10/01/2056	4,365	4,616,445
5.25%, 10/01/2040	1,250	1,347,889
County of Miami-Dade FL Aviation Revenue (County of Miami-Dade FL Aviation Revenue) Series 2024-A 5.00%, 10/01/2034	1,000	1,082,948
5.00%, 10/01/2035	1,000	1,078,517

	Principal Amount (000)	U.S. $ Value

5.00%, 10/01/2036	$10,000	$10,711,952
Series 2025-A 5.50%, 10/01/2055	1,995	2,073,921
Series 2026-A 5.00%, 10/01/2038	1,050	1,130,488
County of Miami-Dade FL Water & Sewer System Revenue (County of Miami-Dade FL Water & Sewer System Revenue) Series 2025-A 5.00%, 10/01/2055	2,500	2,558,161
County of Palm Beach FL (Palm Beach Atlantic University) Series 2025 5.75%, 10/01/2055(a)	1,560	1,603,038
County of Palm Beach FL (Provident Group - LU Properties) Series 2024 6.00%, 06/01/2044	1,000	1,006,566
6.125%, 06/01/2054	1,000	982,449
County of Palm Beach FL (Provident Group - LU Properties II) Series 2024 8.50%, 06/01/2033	100	100,404
County of Pasco FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2023 5.00%, 07/01/2030(a)	10,000	10,539,676
Edgewater West Community Development District (Edgewater West Community Development District Assessment Area Two) Series 2026 5.50%, 05/01/2046	1,065	1,069,748
Escambia County Housing Finance Authority (4900 S. Rio Grande Ave) Series 2023-A 6.88%, 11/01/2053(a)	220	231,318
Florida Development Finance Corp. (Assistance Unlimited) Series 2022 6.00%, 08/15/2057(a)	1,000	925,528
Florida Development Finance Corp. (Brightline Trains Florida) AG Series 2024 5.25%, 07/01/2053	5,000	4,886,497
Florida Development Finance Corp. (GFL Solid Waste Southeast) Series 2024 4.375%, 10/01/2054(a)	1,000	1,003,106
Florida Development Finance Corp. (Seaside School Consortium) Series 2022 6.00%, 06/15/2057(a)	1,000	1,012,004
Florida Higher Educational Facilities Financing Authority (Nova Southeastern University) Series 2016 5.00%, 04/01/2032	1,125	1,125,897
Florida Housing Finance Corp. (Bayside Breeze Redevelopment LLLP) Series 2025 3.625%, 08/01/2029	1,000	999,555
Florida Housing Finance Corp. (Claude Pepper LLC) Series 2026 3.10%, 12/01/2044	1,715	1,684,487

	Principal Amount (000)	U.S. $ Value

Florida Housing Finance Corp. (The Gallery at SoMi Parc) Series 2026 5.55%, 12/01/2044(i)	$3,000	$2,987,358
Florida Local Government Finance Commission (BridgePrep Academy Series 2025 Obligated Group) Series 2025 6.00%, 06/15/2045(a)	1,000	1,028,245
Florida State Board of Governors (Florida State University Athletics Association) BAM Series 2024-A 5.00%, 10/01/2042	3,000	3,175,346
Greater Orlando Aviation Authority (Greater Orlando Aviation Authority) Series 2019-A 5.00%, 10/01/2044	1,950	1,974,996
Series 2024 5.00%, 10/01/2031	1,275	1,369,675
5.00%, 10/01/2036	1,590	1,707,788
5.00%, 10/01/2037	1,500	1,598,040
Greater Orlando Aviation Authority (United Airlines, Inc.) Series 2025 5.50%, 11/01/2036	1,000	1,071,260
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2016 5.00%, 06/01/2036	2,190	2,191,236
Series 2024 5.25%, 06/01/2054	2,155	2,168,249
Hillsborough County Aviation Authority (Hillsborough County Aviation Authority) Series 2024 5.50%, 10/01/2049	2,000	2,101,299
Hillsborough County Industrial Development Authority (BayCare Obligated Group) Series 2024 4.125%, 11/15/2051	2,000	1,817,653
JEA Water & Sewer System Revenue (JEA Water & Sewer System Revenue) Series 2024-A 5.00%, 10/01/2043	1,000	1,061,735
Lee County Industrial Development Authority/FL (Shell Point Obligated Group) Series 2024 4.375%, 11/15/2029	1,500	1,502,584
Marshall Creek Community Development District (Marshall Creek Community Development District) Series 2016 6.32%, 05/01/2045	105	105,017
Marshall Creek Community Development District (Marshall Creek Community Development District 2002A) Series 2017 5.00%, 05/01/2032	945	945,700
Miami-Dade County Expressway Authority (Miami-Dade County Expressway Authority) Series 2014-B 5.00%, 07/01/2031	3,750	3,754,434
Miami-Dade County Industrial Development Authority (PRG - Casa Properties LLC) Series 2026 5.375%, 07/01/2065(a)	1,100	1,133,237

	Principal Amount (000)	U.S. $ Value

North Broward Hospital District (North Broward Hospital District) Series 2017-B 5.00%, 01/01/2035	$5,230	$5,331,835
Orange County Convention Center/Orlando (Orange County Convention Center/Orlando) Series 2026-A 5.00%, 10/01/2041	1,575	1,692,212
Orange County Health Facilities Authority (Orlando Health Obligated Group) Series 2025 5.00%, 10/01/2046	2,060	2,100,931
Palm Beach County Health Facilities Authority (Jupiter Medical Center Obligated Group) Series 2025 5.75%, 11/01/2050	2,170	2,245,347
Palmetto Ridge Community Development District (Palmetto Ridge Community Development District Assessment Area Two) Series 2026 5.375%, 05/01/2046	1,000	976,823
Pinery Community Development District (Pinery Community Development District Assessment Area One) Series 2026 5.60%, 05/01/2046	1,000	994,090
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(d)(e)(g)	950	190,000
Sarasota County Health Facilities Authority (Village On the Isle) Series 2017-A 5.00%, 01/01/2042	1,100	1,092,871
St. Johns County Industrial Development Authority (Presbyterian Retirement Communities Obligated Group) Series 2020 4.00%, 08/01/2055	1,000	817,249
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2023 Phase I Special Assmnt) Series 2023 5.25%, 05/01/2054(a)	240	237,885

		114,788,689

Georgia – 2.7%
Assembly Community Improvement District (Assembly Community Improvement District) Series 2022-A 6.875%, 07/01/2057(a)	1,250	1,361,531
City of Atlanta GA Department of Aviation (City of Atlanta GA Dept. of Aviation) Series 2025-B 5.00%, 07/01/2037	1,000	1,075,921
5.00%, 07/01/2038	2,400	2,565,743
5.00%, 07/01/2040	1,000	1,056,547
Development Authority of Cobb County (The) (MT Bethel Christian Academy) Series 2025 6.25%, 06/01/2055(a)	1,000	1,024,756
Fayette County Development Authority (United States Soccer Federation) Series 2024 5.00%, 10/01/2031	575	611,621
5.25%, 10/01/2054	2,000	2,024,941

	Principal Amount (000)	U.S. $ Value

Main Street Energy, Inc. (Bank of Nova Scotia (The)) Series 2026-A 5.00%, 10/01/2033	$1,000	$1,047,068
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(a)	1,650	1,649,777
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2022-B 5.00%, 12/01/2052	1,045	1,076,233
Series 2023-D 5.00%, 05/01/2054	6,000	6,244,776
Series 2024-C 5.00%, 12/01/2054	3,000	3,118,290
Series 2024-E 5.00%, 05/01/2055	1,595	1,662,202
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023 4.145% (SOFR + 1.70%), 12/01/2053(b)	5,000	5,128,087
Series 2023-C 5.00%, 09/01/2053	5,000	5,251,070
Main Street Natural Gas, Inc. (Toronto-Dominion Bank) Series 2024-D 5.00%, 04/01/2054	2,570	2,700,243
Municipal Electric Authority of Georgia (JEA Electric System Revenue) Series 2019 5.00%, 01/01/2049	2,000	1,994,648
Municipal Electric Authority of Georgia (PowerSouth Energy Cooperative) Series 2019 5.00%, 01/01/2037	150	152,944
5.00%, 01/01/2039	100	101,587
Series 2022 5.50%, 07/01/2063	2,000	2,030,628
Private Colleges & Universities Authority (Emory University) Series 2023 5.00%, 09/01/2033(a)	11,000	12,155,890

		54,034,503

Guam – 0.2%
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2025-A 5.25%, 07/01/2050	1,000	1,015,933
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029	1,840	1,844,293
5.00%, 12/01/2030	565	566,151
5.00%, 12/01/2032	790	791,167
Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031	185	191,090

		4,408,634

	Principal Amount (000)	U.S. $ Value

Hawaii – 0.6%
City & County Honolulu HI Wastewater System Revenue (City & County Honolulu HI Wastewater System Revenue) Series 2020-A 2.624%, 07/01/2045	$1,000	$644,468
State of Hawaii Airports System Revenue (State of Hawaii Airports System Revenue) Series 2022-A 5.00%, 07/01/2047	1,250	1,268,873
5.00%, 07/01/2051	7,855	7,911,155
Series 2025-C 5.00%, 07/01/2041	1,260	1,331,594

		11,156,090

Idaho – 0.1%
Idaho Health Facilities Authority (North Canyon Medical Center) Series 2023 7.125%, 11/01/2057	1,000	1,045,707

Illinois – 4.5%
Chicago Board of Education (Chicago Board of Education) Series 2012-B 5.00%, 12/01/2033	1,605	1,604,950
Series 2015-C 5.25%, 12/01/2035	340	332,413
Series 2017-D 5.00%, 12/01/2031	1,800	1,807,769
Series 2017-G 5.00%, 12/01/2034	2,350	2,352,155
Series 2023-A 5.00%, 12/01/2034	3,250	3,265,135
Series 2025-B 6.00%, 12/01/2041	2,075	2,181,215
6.00%, 12/01/2043	1,440	1,503,849
Chicago O’Hare International Airport (Chicago O’Hare Intl Airport) Series 2024-A 5.50%, 01/01/2053	4,865	5,001,221
Series 2024-C 5.25%, 01/01/2044	1,350	1,409,823
5.25%, 01/01/2045	1,000	1,039,770
Series 2025-A 5.00%, 01/01/2036	9,140	9,879,676
5.00%, 01/01/2037	1,000	1,071,908
Chicago Transit Authority Sales Tax Receipts Fund (Chicago Transit Authority Sales Tax Receipts Fund) Series 2024-A 5.00%, 12/01/2049	2,000	2,045,800
Series 2026-A 5.00%, 12/01/2041	500	531,749
City of Chicago IL (City of Chicago IL) Series 2019-A 5.50%, 01/01/2049	305	305,254
Series 2025-A 6.00%, 01/01/2050	2,000	2,072,970
Eastern Illinois Economic Development Authority (City of Mattoon IL) Series 2025 6.50%, 02/15/2040	1,000	989,948

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (Bradley University) Series 2021-A 4.00%, 08/01/2051	$1,000	$809,824
Series 2026 5.00%, 08/01/2037	1,065	1,097,061
Illinois Finance Authority (Centerpoint Joliet Terminal Railroad) Series 2024 4.125%, 12/01/2043(a)	1,450	1,416,256
Series 2025 4.80%, 12/01/2043(a)	2,000	2,030,154
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060	2,942	2,209,912
Illinois Housing Development Authority (Circle Park Preservation) Series 2024-H 4.00%, 01/01/2042	4,475	4,118,184
4.50%, 07/01/2062	2,000	1,835,383
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2022 7.17%, 11/01/2038	150	152,358
Series 2024 5.67%, 11/01/2038(e)	1,430	1,391,672
Illinois State Toll Highway Authority (Illinois State Toll Highway Authority) Series 2009 6.184%, 01/01/2034	2,000	2,076,466
Series 2021-A 5.00%, 01/01/2043	15,000	15,675,534
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2017-A 5.00%, 06/15/2057	1,000	983,813
Series 2020 5.00%, 06/15/2050	4,310	4,272,526
Series 2024 5.00%, 06/15/2053	1,175	1,166,871
State of Illinois (State of Illinois) Series 2017-D 5.00%, 11/01/2028	8,700	8,910,400
Series 2025-E 5.00%, 09/01/2043	1,265	1,310,477
Series 2026-C 5.50%, 04/01/2051	2,000	2,092,149

		88,944,645

Indiana – 1.3%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(d)(g)	105	11
City of Whiting IN (BP PLC) Series 2025 4.20%, 06/01/2044	1,120	1,127,617
City of Whiting IN (BP Products North America) Series 2026 4.00%, 12/01/2044	1,000	998,194

	Principal Amount (000)	U.S. $ Value

Indiana Finance Authority (Ascension Health Credit Group) Series 2025 5.00%, 11/15/2043	$1,055	$1,104,516
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039(d)(e)(g)	3,470	347
Indiana Finance Authority (CWA Authority, Inc.) Series 2024 5.00%, 10/01/2035	2,125	2,361,579
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 5.00%, 04/01/2029	1,080	1,113,035
Indiana Finance Authority (Indiana University Health Obligated Group) Series 2025-C 5.25%, 10/01/2046	1,000	1,054,801
Indiana Finance Authority (Ohio Valley Electric) Series 2020 3.00%, 11/01/2030	985	957,240
Series 2020-A 3.00%, 11/01/2030	1,175	1,141,886
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 3.265% (SOFR + 0.71%), 11/01/2046(b)(e)	1,910	1,904,650
Indianapolis Local Public Improvement Bond Bank (Pan Am Plaza Hotel) Series 2023 5.75%, 03/01/2043	1,000	1,044,296
6.00%, 03/01/2053	1,500	1,542,186
BAM Series 2023 5.25%, 03/01/2067	10,000	10,237,084
Series 2023-F 7.75%, 03/01/2067	1,225	1,327,224

		25,914,666

Iowa – 0.2%
Iowa Finance Authority (Wesley Retirement Services Obligated Group) Series 2021 4.00%, 12/01/2031	325	317,272
4.00%, 12/01/2041	820	709,323
4.00%, 12/01/2046	550	446,325
4.00%, 12/01/2051	985	746,986
Iowa Tobacco Settlement Authority (Iowa Tobacco Settlement Authority) Series 2021-B Zero Coupon, 06/01/2065	3,725	525,110
PEFA, Inc. (Massachusetts Mutual Life Insurance) Series 2026-A 5.00%, 04/01/2035	1,355	1,420,627

		4,165,643

Kansas – 0.3%
City of Olathe KS (City of Olathe KS) Series 2026-A 5.00%, 10/01/2027(c)	2,000	2,046,131

	Principal Amount (000)	U.S. $ Value

City of Overland Park KS Sales Tax Revenue (City of Overland Park KS Sales Tax Revenue) Series 2022 6.00%, 11/15/2034(a)	$100	$104,367
6.50%, 11/15/2042(a)	1,185	1,239,985
Kansas City Industrial Development Authority (Kingswood Senior Living Community) 5.00%, 11/15/2046(d)(g)	850	8
Kansas Development Finance Authority (State of Kansas Lease) Series 2021-K 1.369%, 05/01/2027	2,405	2,354,697

		5,745,188

Kentucky – 1.6%
City of Henderson KY (Pratt Paper KY LLC) Series 2022 3.70%, 01/01/2032(a)	670	668,064
County of Trimble KY (Louisville Gas & Electric) Series 2020 1.30%, 09/01/2044	1,500	1,460,623
Kenton County Airport Board (Cincinnati/Northern Kentucky Intl Airport) Series 2024-A 5.25%, 01/01/2049	2,000	2,036,351
Kentucky Economic Development Finance Authority (Owensboro Health Obligated Group) Series 2015 5.25%, 06/01/2050	3,015	2,919,687
Kentucky Public Energy Authority (BP PLC) Series 2024-B 5.00%, 01/01/2055	2,085	2,171,128
Series 2025-C 5.00%, 05/01/2036	1,800	1,863,764
Kentucky Public Energy Authority (Morgan Stanley) Series 2023-A 4.425% (SOFR + 1.98%), 04/01/2054(b)	5,000	5,193,701
Kentucky State Property & Building Commission (Commonwealth of Kentucky Lease) Series 2024-A 4.00%, 11/01/2041	3,430	3,314,764
Series 2025-A 5.00%, 04/01/2045	3,000	3,161,861
Kentucky State Property & Building Commission (Kentucky State Property & Building Commission Lease) Series 2026-A 5.00%, 03/01/2046	1,250	1,319,246
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2026 5.00%, 10/01/2032	2,000	2,156,440
5.00%, 10/01/2033	2,000	2,169,576
Louisville/Jefferson County Metropolitan Government (Prerefunded - Others) Series 2016 5.00%, 10/01/2030	2,330	2,338,264

		30,773,469

	Principal Amount (000)	U.S. $ Value

Louisiana – 0.6%
City of New Orleans LA Water System Revenue (City of New Orleans LA Water System Revenue) AG Series 2021 2.889%, 12/01/2041	$1,000	$732,164
Louisiana Local Government Environmental Facilities & Community Development Auth (Louisiana Utilities Restoration ELL System Restoration Revenue) Series 2023 5.048%, 12/01/2034	2,180	2,193,987
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2033	3,790	3,847,175
Louisiana Public Facilities Authority (Calcasieu Bridge Partners) Series 2024 5.75%, 09/01/2064	2,440	2,510,197
New Orleans Aviation Board (Louis Armstrong New Orleans Intl Airport) Series 2024 5.25%, 01/01/2041	1,210	1,264,465
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(a)	1,000	1,069,725
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2024 3.30%, 06/01/2037	1,100	1,120,769

		12,738,482

Maryland – 1.4%
Maryland Economic Development Corp. (Maryland Econ Dev Corp-Morgan View & Thurgood Marshall Student Hsg) AG Series 2026 5.25%, 07/01/2061	1,000	1,011,935
Maryland Economic Development Corp. (Ports America Chesapeake) Series 2017-A 5.00%, 06/01/2035	1,035	1,057,330
Maryland Economic Development Corp. (Purple Line Transit Partners) Series 2022 5.25%, 06/30/2052	6,000	5,884,725
5.25%, 06/30/2055	1,730	1,691,185
Maryland Health & Higher Educational Facilities Authority (Johns Hopkins Health System) Series 2025 5.00%, 05/15/2035	1,120	1,245,090
Maryland Health & Higher Educational Facilities Authority (TidalHealth Obligated Group) Series 2020 5.00%, 07/01/2046	2,960	2,978,122
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2020 5.00%, 05/01/2050	4,400	4,580,645
Maryland Stadium Authority (State of Maryland Built to Learn Revenue State Lease) Series 2024 5.00%, 06/01/2045	4,735	4,962,310

	Principal Amount (000)	U.S. $ Value

Maryland State Transportation Authority (Maryland State Transportation Authority) Series 2021-A 5.00%, 07/01/2051	$4,990	$5,088,172

		28,499,514

Massachusetts – 2.9%
City of Quincy MA (City of Quincy MA) Series 2026 5.00%, 08/13/2027	3,000	3,061,370
Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2022-B 4.11%, 07/15/2031	251	247,462
Series 2024 5.00%, 12/01/2054	5,000	5,125,817
Series 2026 5.00%, 02/01/2040	2,000	2,190,630
Commonwealth of Massachusetts Transportation Fund Revenue (Commonwealth of Massachusetts Transportation Fund Revenue) Series 2023 5.00%, 06/01/2053	10,000	10,231,026
Series 2023-B 5.00%, 06/01/2051	5,000	5,137,104
Massachusetts Bay Transportation Authority Sales Tax Revenue (Massachusetts Bay Transportation Authority Sales Tax Revenue) Series 2023-A 5.25%, 07/01/2053	4,840	5,035,647
Series 2024-A 5.25%, 07/01/2052	1,000	1,046,161
Series 2025-B 5.25%, 07/01/2055	2,900	3,039,892
Massachusetts Development Finance Agency (Care Communities Obligated Group) Series 2025 6.375%, 07/15/2045(a)	1,000	1,025,945
Massachusetts Development Finance Agency (Dana-Farber Cancer Institute Obligated Group) Series 2026 5.00%, 12/01/2043(c)	1,965	2,038,110
5.50%, 12/01/2056	3,400	3,573,996
Massachusetts Development Finance Agency (Emerson College) Series 2018 5.00%, 01/01/2048	1,180	1,132,128
Massachusetts Development Finance Agency (PRG Medford Properties) Series 2025 5.25%, 06/01/2060	1,130	1,147,884
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2036	2,385	2,386,008
Series 2017-L 5.00%, 07/01/2044	5,000	5,001,719
Massachusetts Port Authority (Massachusetts Port Authority) Series 2021-E 5.00%, 07/01/2051	5,000	5,030,572
Series 2026-B 5.25%, 07/01/2039	1,600	1,739,616

		58,191,087

	Principal Amount (000)	U.S. $ Value

Michigan – 1.2%
City of Detroit MI (City of Detroit MI) Series 2014-B 4.00%, 04/01/2044(i)	$1,978	$1,551,929
Series 2021-B 3.644%, 04/01/2034	275	246,054
Series 2023-A 6.00%, 05/01/2039	2,000	2,209,087
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AG Series 2006-D 3.271% (CME Term SOFR 3 Month + 0.60%), 07/01/2032(b)	4,365	4,355,699
Detroit Downtown Development Authority (Detroit Downtown Development Authority Catalyst Development Area) Series 2024 5.00%, 07/01/2048	1,100	1,123,683
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo Obligated Group) Series 2020 5.00%, 05/15/2055	2,000	1,829,475
Michigan Finance Authority (Corewell Health Obligated Group) Series 2016 5.00%, 11/01/2044	3,430	3,429,946
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039	1,165	1,093,061
Series 2020-B Zero Coupon, 06/01/2065	1,240	123,952
Michigan Finance Authority (Public Lighting Authority) BAM Series 2025 5.00%, 07/01/2042	1,515	1,596,604
5.00%, 07/01/2044	1,250	1,307,536
Michigan State Hospital Finance Authority (Corewell Health Obligated Group) Series 2025-A 5.00%, 08/15/2045	3,000	3,115,537
Plymouth Educational Center Charter School (Plymouth Educational Center Charter School) Series 2005 5.375%, 11/01/2030(d)(g)	2,000	800,000

		22,782,563

Minnesota – 1.2%
City of Brooklyn Park MN (Brooklyn Park AH I LLLP) Series 2023 6.205%, 01/01/2042(a)(i)	2,000	2,050,688
City of Brooklyn Park MN (Brooklyn Park AH II LLLP) Series 2024 6.26%, 07/01/2041(a)	1,500	1,471,557
City of Columbus MN (Adalyn Avenue LLLP) Series 2023 5.98%, 12/01/2041(a)	1,500	1,503,617
City of Shakopee MN Senior Housing Revenue (Benedictine Living Community of Shakopee Obligated Group) Series 2025 5.75%, 11/01/2055	1,600	1,609,768

	Principal Amount (000)	U.S. $ Value

Dakota County Community Development Agency (Rosemont AH I LLLP) Series 2023 5.66%, 07/01/2041(a)	$1,415	$1,387,141
Dakota County Community Development Agency (Valley Station Apartments Project) Series 2026 5.68%, 05/01/2043	1,400	1,374,477
7.25%, 05/01/2030	615	608,812
7.50%, 11/01/2043	100	98,511
Minneapolis-St. Paul Metropolitan Airports Commission (Minneapolis-St Paul Metropolitan Airports Commission) Series 2022-B 5.00%, 01/01/2047	4,500	4,520,198
Series 2024 5.00%, 01/01/2031	1,725	1,848,607
5.00%, 01/01/2041	2,000	2,077,987
Minnesota Municipal Gas Agency (Nomura Holdings, Inc.) Series 2026-A 5.00%, 09/01/2035	3,290	3,367,576
Washington County Community Development Agency (Raymie Johnson Estates) Series 2025 6.08%, 07/01/2042	995	1,020,116

		22,939,055

Mississippi – 0.1%
City of Gulfport MS (Memorial Hospital at Gulfport Obligated Group) Series 2025 5.25%, 07/01/2043	1,125	1,162,425
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi) Series 2022 8.00%, 12/01/2029(d)(e)(g)	1,250	62,500

		1,224,925

Missouri – 1.0%
Health & Educational Facilities Authority of the State of Missouri (BJC Healthcare Obligated Group) Series 2026-A 5.00%, 04/01/2036	1,140	1,261,492
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group) Series 2019 5.00%, 02/01/2042	2,695	2,720,230
5.00%, 02/01/2048	400	394,573
Health & Educational Facilities Authority of the State of Missouri (Mercy Health/MO) Series 2023 5.50%, 12/01/2048	10,000	10,559,475
Howard Bend Levee District (Howard Bend Levee District) XLCA Series 2005 5.75%, 03/01/2027	175	177,242
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2021-A 5.00%, 08/15/2056	2,600	2,369,383
Metropolitan St. Louis Sewer District (Metropolitan St. Louis Sewer District) Series 2025-C 5.00%, 05/01/2036	2,565	2,881,493

		20,363,888

	Principal Amount (000)	U.S. $ Value

Montana – 0.1%
Montana Facility Finance Authority (St. John’s Lutheran Ministries Obligated Group) Series 2026 4.35%, 11/15/2032	$1,000	$999,903

Nebraska – 0.4%
Central Plains Energy Project (Royal Bank of Canada) Series 2025-A 5.00%, 08/01/2055	2,085	2,193,912
Nebraska Public Power District (Nebraska Public Power District) Series 2026-A 5.00%, 01/01/2051	2,580	2,649,282
5.25%, 01/01/2055	2,585	2,692,952

		7,536,146

Nevada – 0.5%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(a)	1,000	160,389
Clark County School District (Clark County School District) AG Series 2019-B 3.00%, 06/15/2036	6,725	5,920,502
3.00%, 06/15/2037	4,305	3,697,158
Reno-Tahoe Airport Authority (Reno-Tahoe Airport Authority) Series 2024 5.25%, 07/01/2037	1,000	1,082,190

		10,860,239

New Hampshire – 2.2%
National Finance Authority (NFA 2024-3) Series 2024-3, Class A 4.033%, 10/01/2051	2,466	2,352,955
National Finance Authority Affordable Housing Certificates Series 2024-1 (ARC70 2024-1) Series 2024-1, Class A 4.15%, 10/20/2040(b)	1,987	1,935,586
National Finance Authority Subordinate Municipal Certificates Series 2025-1 (NFASM 2025-1) Series 2025-1, Class B1 5.15%, 09/28/2037	1,000	973,677
New Hampshire Business Finance Authority (ARC70 2025-1) Series 2025-1, Class A1 4.75%, 06/20/2041(b)	996	1,017,511
New Hampshire Business Finance Authority (Brazoria-Fort Bend County Municipal Utility District No. 3) Series 2024 4.875%, 12/01/2033(a)	426	423,997
New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts-Multiple) Series 2025 5.875%, 12/15/2033(a)	1,684	1,673,770
New Hampshire Business Finance Authority (Emberly & Canterra Creek Projects) Series 2024 5.375%, 12/01/2031(a)	956	949,103

	Principal Amount (000)	U.S. $ Value

New Hampshire Business Finance Authority (Greater Raleigh Area Christian Education) Series 2025 5.75%, 08/01/2055	$1,000	$961,648
New Hampshire Business Finance Authority (Hays Consolidated Independent School District Lease) Series 2026-A Zero Coupon, 12/15/2067(c)	3,625	349,342
New Hampshire Business Finance Authority (Lakes Fresh Water Supply District of Denton County) Series 2024 5.00%, 12/01/2028(a)	748	746,283
New Hampshire Business Finance Authority (Medical Center Health System) Series 2025 5.875%, 11/01/2045	1,525	1,509,716
6.00%, 11/01/2055	4,115	3,889,692
10.00%, 05/01/2036	1,000	976,088
New Hampshire Business Finance Authority (New Hampshire Business Finance Authority State Lease) Series 2025-A Zero Coupon, 02/01/2035(a)	1,360	785,304
New Hampshire Business Finance Authority (NFA 2020-1) Series 2020-1, Class A 4.125%, 01/20/2034	4,661	4,655,342
New Hampshire Business Finance Authority (NFA 2022-1) Series 2022-1, Class A 4.375%, 09/20/2036	7,560	7,533,896
Series 2022-1, Class X 0.334%, 09/20/2036(j)	5,859	102,131
New Hampshire Business Finance Authority (NFA 2022-2) Series 2022-2, Class A 4.00%, 10/20/2036	3,788	3,686,468
Series 2022-2, Class X 0.675%, 10/01/2036(j)	3,788	144,735
New Hampshire Business Finance Authority (NFA 2024-1) Series 2024-1, Class X 0.495%, 07/01/2051(j)	2,660	89,281
New Hampshire Business Finance Authority (NFA 2024-2) Series 2024-2, Class X 0.507%, 08/20/2039(j)	1,963	71,787
New Hampshire Business Finance Authority (NFA 2025-1) Series 2025-1, Class A1 4.085%, 01/20/2041	987	944,959
New Hampshire Business Finance Authority (NFA 2025-2) Series 2025-2, Class A1 4.089%, 11/20/2042	3,466	3,285,850
New Hampshire Business Finance Authority (NFA 2025-3) Series 2025-3, Class A1 4.795%, 02/20/2041	995	994,981
New Hampshire Business Finance Authority (NFA 2026-1) Series 2026-1, Class A1 4.25%, 07/20/2041	998	942,041

	Principal Amount (000)	U.S. $ Value
New Hampshire Business Finance Authority (NFA 2026-1IMPACT) Series 2026-1 5.10%, 12/20/2042	$1,000	$1,022,866
New Hampshire Business Finance Authority (Tamarron Project) Series 2024 5.25%, 12/01/2035(a)	2,000	1,972,051

		43,991,060

New Jersey – 2.8%
New Jersey Economic Development Authority (DRP Urban Renewal 4 LLC) Series 2025 6.625%, 01/01/2045(a)	1,000	1,049,707
New Jersey Economic Development Authority (New Jersey-American Water) Series 2023 3.75%, 11/01/2034	2,000	2,012,385
New Jersey Economic Development Authority (Port Newark Container Terminal) Series 2017 5.00%, 10/01/2037	3,320	3,348,842
New Jersey Educational Facilities Authority (Ramapo College of New Jersey) AG Series 2022-A 4.00%, 07/01/2047	285	266,437
New Jersey Health Care Facilities Financing Authority (New Jersey Health Care Facilities Financing Authority State Lease) Series 2017 5.00%, 10/01/2034	5,000	5,117,358
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	2,175	2,177,566
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2022 4.00%, 06/15/2050	7,585	6,912,778
Series 2023-B 5.00%, 06/15/2043	1,985	2,078,476
Series 2024-A 4.00%, 06/15/2042	6,700	6,286,128
5.00%, 06/15/2042	8,000	8,458,485
New Jersey Turnpike Authority (New Jersey Turnpike Authority) Series 2025-A 5.25%, 01/01/2055	1,000	1,050,979
Series 2025-C 5.00%, 01/01/2031	1,000	1,080,239
Series 2027-A 5.00%, 01/01/2032(c)	1,000	1,076,203
5.00%, 01/01/2033(c)	1,000	1,085,536
Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-B 5.00%, 06/01/2046	9,655	9,322,165
Union County Utilities Authority (County of Union NJ Lease) Series 2011-A 5.25%, 12/01/2031	3,885	3,987,301

		55,310,585

	Principal Amount (000)	U.S. $ Value

New Mexico – 0.3%
New Mexico Municipal Energy Acquisition Authority (Royal Bank of Canada) Series 2025 5.00%, 06/01/2054	$5,000	$5,265,289

New York – 8.6%
Build NYC Resource Corp. (Albert Einstein College of Medicine) Series 2016 5.50%, 09/01/2045(a)	6,260	6,168,217
Build NYC Resource Corp. (TrIPs Obligated Group) Series 2025 5.50%, 07/01/2050	1,000	1,024,866
Build NYC Resource Corp. (Zeta Charter Schools Obligated Group) Series 2025 5.375%, 10/15/2055(a)	1,000	949,221
City of New York NY (City of New York NY) Series 2021 1.396%, 08/01/2027	5,205	5,061,893
Series 2024-D 4.00%, 04/01/2045	3,180	2,923,792
Long Island Power Authority (Long Island Power Authority) Series 2023-E 5.00%, 09/01/2048	2,650	2,746,262
5.00%, 09/01/2053	2,350	2,411,613
Series 2026-B 5.00%, 09/01/2048(c)	1,000	1,037,876
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2016-D 5.00%, 11/15/2027	1,000	1,005,702
5.00%, 11/15/2031	5,000	5,024,534
Series 2020-C 5.25%, 11/15/2055	1,000	1,011,398
Series 2020-D 5.00%, 11/15/2043	1,000	1,023,227
Series 2020-E 4.00%, 11/15/2045	2,000	1,787,211
Series 2025 5.00%, 11/15/2042	1,000	1,055,318
5.25%, 11/15/2045	2,160	2,289,001
New York City Housing Development Corp. (NYHDC 2024-8SPR) Series 2024-8SPR, Class D 4.00%, 12/15/2043	215	216,075
Series 2024-8SPR, Class E 4.375%, 12/15/2043	415	419,146
Series 2024-8SPR, Class F 5.25%, 12/15/2043	1,000	1,022,544
New York City Municipal Water Finance Authority (New York City Municipal Water Finance Authority) Series 2022-A 5.25%, 06/15/2052	5,000	5,199,516
Series 2024-C 4.25%, 06/15/2054	2,000	1,852,150
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018-S 5.00%, 07/15/2036	5,800	5,991,248

	Principal Amount (000)	U.S. $ Value

New York City Transitional Finance Authority Future Tax Secured Revenue (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2017-E1 5.00%, 02/01/2036	$2,500	$2,519,577
Series 2024 5.00%, 11/01/2038	5,900	6,359,463
5.00%, 11/01/2039	1,700	1,817,416
Series 2025 5.00%, 05/01/2046	3,175	3,308,103
Series 2025-E 5.00%, 11/01/2053	1,000	1,014,680
Series 2025-H 5.25%, 11/01/2045	2,530	2,710,922
Series 2026 5.00%, 11/01/2044	1,735	1,841,482
5.00%, 11/01/2046	1,225	1,283,135
5.25%, 11/01/2051	1,000	1,045,517
5.50%, 11/01/2054	2,375	2,539,852
New York Energy Finance Development Corp. (Athene Annuity & Life Co.) Series 2025 5.00%, 07/01/2056	2,000	2,033,512
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.375%, 11/15/2040(a)	300	300,356
7.25%, 11/15/2044(a)	510	511,056
New York Power Authority (New York Power Authority SFP Transmission Project) AG Series 2023 5.00%, 11/15/2048	8,000	8,378,585
5.00%, 11/15/2053	2,000	2,068,389
New York State Dormitory Authority (Montefiore Obligated Group) Series 2024 5.50%, 11/01/2047	5,050	5,228,265
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2025-C 5.25%, 03/15/2050	2,000	2,100,769
New York State Thruway Authority (State of New York Pers Income Tax) Series 2025 5.00%, 03/15/2055	3,530	3,586,256
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2020 4.00%, 10/01/2030	5,345	5,424,985
Series 2023 5.625%, 04/01/2040	6,500	6,889,180
New York Transportation Development Corp. (JFK Intl Air Terminal) Series 2022 5.00%, 12/01/2040	2,000	2,056,765
New York Transportation Development Corp. (JFK Millennium Partners) Series 2024 5.50%, 12/31/2060	2,000	2,023,399
AG Series 2024 0.00%, 12/31/2054(i)	9,350	6,108,348
New York Transportation Development Corp. (JFK NTO LLC) Series 2023 5.375%, 06/30/2060	2,000	1,984,529

	Principal Amount (000)	U.S. $ Value

AG Series 2023 5.00%, 06/30/2049	$1,000	$995,943
Series 2024 5.50%, 06/30/2054	500	506,258
5.50%, 06/30/2060	14,790	14,894,904
Series 2025 6.00%, 06/30/2055	2,000	2,099,645
6.00%, 06/30/2059	1,000	1,047,002
New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 5.00%, 07/01/2046	3,930	3,862,399
Series 2026 5.00%, 01/01/2035(a)(c)	1,870	1,981,574
Oneida County Local Development Corp. (Hamilton College) Series 2021 5.00%, 07/01/2051	3,200	3,440,814
Onondaga Civic Development Corp. (Syracuse University) Series 2025 5.50%, 12/01/2056	2,000	2,143,596
Suffolk Regional Off-Track Betting Corp. (Suffolk Regional Off-Track Betting) Series 2024 6.00%, 12/01/2053	1,000	1,016,679
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.591%, 05/15/2036	2,000	1,612,086
2.917%, 05/15/2040	2,000	1,504,344
Series 2021-C 5.00%, 05/15/2051	5,000	5,138,100
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2020-A 5.00%, 11/15/2049	2,000	2,049,584
Triborough Bridge & Tunnel Authority Sales Tax Revenue (Triborough Bridge & Tunnel Authority Sales Tax Revenue) Series 2023-A 4.50%, 05/15/2063	4,625	4,367,611

		170,015,890

North Carolina – 0.7%
City of Charlotte NC Airport Revenue (City of Charlotte NC Airport Revenue) Series 2023 5.00%, 07/01/2044	1,250	1,286,131
5.25%, 07/01/2053	7,250	7,417,513
County of Wake NC (County of Wake NC) Series 2026 5.00%, 04/01/2037	2,640	2,976,098
North Carolina Turnpike Authority (North Carolina Turnpike Authority) AG Series 2024 Zero Coupon, 01/01/2053	2,000	521,016
Raleigh Durham Airport Authority (Raleigh Durham Airport Authority) Series 2020-A 5.00%, 05/01/2033	1,500	1,576,008

		13,776,766

	Principal Amount (000)	U.S. $ Value

Ohio – 2.6%
Columbus Regional Airport Authority (Columbus Regional Airport Authority) Series 2025 5.25%, 01/01/2041	$1,925	$2,042,034
County of Cuyahoga OH (County of Cuyahoga OH) Series 2026 5.50%, 12/01/2061	1,000	1,067,457
County of Cuyahoga OH (MetroHealth System/The) Series 2017 5.00%, 02/15/2042	8,000	7,940,575
County of Hamilton OH (Christ Hospital Obligated Group) Series 2023 5.00%, 06/01/2042	2,000	2,003,499
County of Hamilton OH (UC Health Obligated Group) Series 2020 5.00%, 09/15/2050	3,045	2,878,213
Lancaster Port Authority (Royal Bank of Canada) Series 2024-A 5.00%, 02/01/2055	1,000	1,050,402
Ohio Air Quality Development Authority (American Electric Power) Series 2024 3.70%, 10/01/2028	5,500	5,522,202
Ohio Air Quality Development Authority (Duke Energy Corp.) Series 2022 4.25%, 11/01/2039	2,000	2,013,145
Ohio Higher Educational Facility Commission (John Carroll University) Series 2025 5.375%, 10/01/2045	1,000	992,465
Ohio Higher Educational Facility Commission (University of Dayton) Series 2022 5.00%, 02/01/2052	4,000	4,022,751
Ohio Higher Educational Facility Commission (Xavier University) Series 2024 5.00%, 05/01/2038	1,010	1,034,553
Ohio Housing Finance Agency (Ohio Housing Finance Agency) Series 2024 7.50%, 03/01/2049	2,500	2,966,345
Ohio State University (The) (Ohio State University) Series 2023 5.25%, 12/01/2046	1,000	1,060,960
Series 2026 5.00%, 06/01/2035	3,010	3,383,654
Port of Greater Cincinnati Development Authority (Duke Energy Convention Center Project) AG Series 2024 4.375%, 12/01/2058	1,000	923,315
State of Ohio (State of Ohio) Series 2026-A 5.00%, 09/15/2035	2,755	3,106,500

	Principal Amount (000)	U.S. $ Value

University of Toledo (University of Toledo) Series 2023-B 3.448% (SOFR + 0.90%), 06/01/2036(a)(b)	$9,275	$9,214,083

		51,222,153

Oklahoma – 0.6%
Oklahoma City Public Property Authority (Oklahoma City Public Property Authority Sales Tax) Series 2026 5.00%, 06/01/2034	3,225	3,580,522
Oklahoma Development Finance Authority (Oklahoma Development Finance Authority) Series 2022 4.714%, 05/01/2052	5,000	4,401,622
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2022-A 5.50%, 08/15/2044	2,360	2,383,337
Oklahoma Turnpike Authority (Oklahoma Turnpike Authority) Series 2025-A 5.50%, 01/01/2054	1,000	1,071,507
Tulsa Municipal Airport Trust Trustees/OK (American Airlines, Inc.) Series 2025 6.25%, 12/01/2035	1,270	1,419,866

		12,856,854

Oregon – 0.1%
Multnomah County School District No. 40 (Multnomah County School District No. 40) Series 2023-A Zero Coupon, 06/15/2043	1,000	440,120
Port of Portland OR Airport Revenue (Port of Portland OR Airport Revenue) Series 2024-T 5.00%, 07/01/2032	1,030	1,112,742
Umatilla County School District No. 6R Umatilla (Umatilla County School District No. 6R Umatilla) Series 2023-B Zero Coupon, 06/15/2053	2,000	502,445

		2,055,307

Other – 2.7%
2026 Loan Holding-1 (2026 Loan Holding-1) Series 2026-C 3.04% (MUNIPSA + 0.88%), 10/01/2027(a)(b)	6,100	6,065,309
ARC70 II Trust (ARC70 2023-1) Series 2023 5.00%, 04/01/2065(a)	5,462	5,192,896
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2021-ML10, Class AUS 2.032%, 01/25/2038	1,167	976,001
Series 2022-ML13, Class XCA 0.960%, 07/25/2036(j)	1,447	61,435
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2021-ML10) Series 2021-ML10, Class ACA 2.046%, 06/25/2038	932	778,636
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2021-ML12) Series 2021-ML12, Class AUS 2.34%, 07/25/2041	1,888	1,511,055

	Principal Amount (000)	U.S. $ Value

Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML21) Series 2024-ML21, Class AUS 4.518%, 08/25/2041	$3,193	$3,203,981
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML22) Series 2024-ML22, Class AUS 4.548%, 10/25/2040	982	996,402
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML23) Series 2024-ML23, Class AUS 4.568%, 04/25/2042	989	1,006,227
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML24) Series 2024-ML24, Class AUS 4.157%, 05/25/2041	4,309	4,208,838
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificate (FMMV M052) Series M052, Class A 2.65%, 06/15/2036(b)	5,060	4,315,796
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLM) 4.76%, 08/25/2041	4,451	4,539,639
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLMC Multifamily VRD Certificates) 4.837%, 03/25/2042	3,992	3,995,428
Series 2025-M 4.095%, 11/25/2042	3,219	3,101,761
4.496%, 06/25/2042	1,992	1,959,584
Series 2026-M 4.64%, 10/25/2040	997	1,011,018
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FRTEB 2026-M074) Series 2026-M074, Class AUS 4.016% (CME Term SOFR + 0.40%), 08/25/2041(b)	9,978	9,882,966

		52,806,972

Pennsylvania – 2.6%
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2024 7.00%, 06/30/2039	1,000	824,216
8.00%, 06/30/2034	280	281,174
Series 2024-A 6.00%, 06/30/2034	135	141,208
Chambersburg Area Municipal Authority (Wilson College) Series 2018 5.75%, 10/01/2038	2,350	2,288,055
5.75%, 10/01/2043	5,000	4,775,981
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.00%, 10/15/2032(a)	755	739,042
Geisinger Authority (Kaiser Obligated Group) Series 2020 5.00%, 04/01/2043	6,250	6,556,623
Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group) Series 2022 5.00%, 05/01/2052	2,000	1,996,323

	Principal Amount (000)	U.S. $ Value

Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Dept. of Transportation) Series 2022 6.00%, 06/30/2061	$10,000	$10,471,358
Pennsylvania Economic Development Financing Authority (Noble Environmental, Inc.) Series 2025 6.875%, 09/01/2047(a)	1,000	1,089,933
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 06/30/2042	1,000	986,955
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 2.86% (MUNIPSA + 0.70%), 11/15/2047(b)	10,000	9,977,319
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson University Obligated Group) Series 2024 5.50%, 11/01/2054	1,300	1,327,979
Pittsburgh Water & Sewer Authority (Pittsburgh Water & Sewer Authority) AG Series 2023-C 3.355% (SOFR + 0.80%), 09/01/2040(a)(b)	10,000	9,958,983

		51,415,149

Puerto Rico – 1.0%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2022-A Zero Coupon, 11/01/2051	1,966	1,292,778
0.00%, 11/01/2051	3,100	1,038,500
5.069%, 11/01/2051	1,672	1,220,513
Series 2022-C
Zero Coupon, 11/01/2043	5,940	4,232,250
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) AG Series 2007-V 5.25%, 07/01/2031	1,895	1,919,996
NATL Series 2007-V 5.25%, 07/01/2033	1,150	1,143,902
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2023-A 6.625%, 01/01/2027	322	321,037
6.625%, 01/01/2028	2,454	2,442,325
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045	1,000	1,125,535
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2018-A Zero Coupon, 07/01/2029	1,595	1,445,698
Series 2019-A 4.329%, 07/01/2040	1,339	1,307,392
5.00%, 07/01/2058	1,605	1,542,081

		19,032,007

South Carolina – 2.4%
Columbia Housing Authority/SC (Garden Lakes Apartments) Series 2022 5.26%, 11/01/2032	100	98,693
5.41%, 11/01/2039	1,240	1,184,396

	Principal Amount (000)	U.S. $ Value

6.28%, 11/01/2039	$100	$95,732
Greenville Housing Authority/SC (Victor Verdae Apartments) Series 2023 6.16%, 05/01/2063(a)	3,000	2,680,844
Last Step Recycling LLC (Last Step Recycling LLC) 9.5%, 12/15/2028(e)(f)(h)(k)	599	599,406
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2023 5.25%, 02/01/2054	2,275	2,418,930
Series 2023-B 4.345% (SOFR + 1.90%), 02/01/2054(b)	5,000	5,186,464
Patriots Energy Group Financing Agency (Sumitomo Mitsui Financial Group) Series 2023-A 5.25%, 10/01/2054	2,000	2,116,782
South Carolina Jobs-Economic Development Authority (Bon Secours Mercy Health) Series 2025 5.25%, 11/01/2043	1,000	1,075,170
South Carolina Jobs-Economic Development Authority (Connexion Communities Obligated Group) Series 2025 6.75%, 10/15/2060(a)	1,485	1,518,014
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.50%, 06/01/2051(d)(e)(g)	1,450	159,500
South Carolina Jobs-Economic Development Authority (Prisma Health Obligated Group) Series 2018 5.00%, 05/01/2038	2,500	2,547,980
Series 2018-A 5.00%, 05/01/2048	1,000	1,003,866
South Carolina Jobs-Economic Development Authority (PSG Patriot’s Place Apartments) Series 2022 0.00%, 06/01/2052(i)	1,600	1,227,547
South Carolina Jobs-Economic Development Authority (Rolling Green Village) Series 2025 5.00%, 12/01/2040	1,125	1,120,125
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2015-A 5.00%, 12/01/2050	1,980	1,958,468
Series 2016-A 5.00%, 12/01/2036	3,205	3,207,006
Series 2016-B 5.00%, 12/01/2036	2,000	2,008,454
5.00%, 12/01/2056	6,250	6,073,971
Series 2022-A 4.00%, 12/01/2052	5,000	4,320,730
5.00%, 12/01/2055	2,500	2,515,896
Series 2025-A 5.25%, 12/01/2050	5,000	5,200,952

		48,318,926

	Principal Amount (000)	U.S. $ Value

South Dakota – 0.0%
South Dakota Housing Development Authority (Schuett Spearfish LP) Series 2023 6.15%, 09/01/2039	$400	$405,941

Tennessee – 2.0%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	2,785	2,744,041
5.125%, 12/01/2042(a)	1,325	1,280,753
Hamilton County & Chattanooga Sports Authority (Hamilton County & Chattanooga Sports Authority) Series 2024-A 5.75%, 12/01/2050	1,500	1,630,075
6.00%, 12/01/2055	2,400	2,641,792
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042(e)	1,000	846,343
9.5%, 11/01/2052(e)	1,060	855,046
Metropolitan Government Nashville & Davidson County Sports Authority (Metropolitan Govt of Nashville & Davidson County TN) AG Series 2023-A 5.25%, 07/01/2053	4,000	4,125,870
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue (Metropolitan Govt of Nashville & Davidson County TN Water & Sewer Revenue) Series 2025 5.00%, 07/01/2050	5,000	5,138,053
Metropolitan Nashville Airport Authority (The) (Metropolitan Nashville Airport Authority/The) Series 2022-B 5.00%, 07/01/2031	1,675	1,791,666
5.50%, 07/01/2040	2,350	2,516,800
Series 2026-B 5.00%, 07/01/2034	1,000	1,088,037
5.00%, 07/01/2038	1,350	1,441,468
5.00%, 07/01/2039	1,000	1,058,767
Series 2026-D 5.00%, 07/01/2032	1,000	1,078,670
Tennergy Corp./TN (Nomura Holdings, Inc.) Series 2022-A 5.50%, 10/01/2053	5,000	5,266,347
Tennessee Energy Acquisition Corp. (Goldman Sachs Group) Series 2023-A 5.00%, 05/01/2053	2,000	2,046,649
Tennessee Energy Acquisition Corp. (Massachusetts Mutual Life Insurance) Series 2026-A 5.00%, 11/01/2034	2,055	2,154,903
Tennessee Energy Acquisition Corp. (Pacific Life Insurance) Series 2025-A 5.00%, 12/01/2035	2,000	2,076,453
Wilson County Health & Educational Facilities Board (Limestone Trail Apartments) Series 2021 4.00%, 12/01/2039	985	773,746

		40,555,479

	Principal Amount (000)	U.S. $ Value

Texas – 5.6%
Arlington Higher Education Finance Corp. (BASIS Texas Charter Schools) Series 2025 5.625%, 06/15/2045(a)	$1,630	$1,656,228
Arlington Higher Education Finance Corp. (Cypress Christian School) Series 2024-2 5.75%, 06/01/2043(a)	1,020	1,033,819
Arlington Higher Education Finance Corp. (Harmony Public Schools) Series 2016-A 5.00%, 02/15/2033	1,410	1,411,541
Arlington Higher Education Finance Corp. (Magellan School/The) Series 2022 6.25%, 06/01/2052(a)	1,000	960,477
City of Houston TX Airport System Revenue (City of Houston TX Airport System Revenue) AG Series 2023 5.00%, 07/01/2031	3,035	3,250,642
Series 2025-A 5.00%, 07/01/2035	1,000	1,086,505
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	315	315,311
Series 2018 5.00%, 07/15/2028	1,300	1,330,621
Series 2024-B 5.50%, 07/15/2037	1,000	1,072,235
5.50%, 07/15/2038	2,345	2,497,857
Series 2026 5.50%, 07/15/2036	1,000	1,079,087
City of Houston TX Hotel Occupancy Tax & Special Revenue (City of Houston TX Hotel Occupancy Tax & Special Revenue) Series 2026 5.50%, 09/01/2058	1,500	1,577,232
AG Series 2026-C Zero Coupon, 09/01/2049	2,000	619,499
City of San Antonio TX Airport System (City of San Antonio TX Airport System) BAM Series 2026 5.00%, 07/01/2060(c)	1,570	1,560,354
County of Harris TX (County of Harris TX) Series 2020-A 3.00%, 10/01/2045	1,600	1,213,145
County of Harris TX Toll Road Revenue (County of Harris TX Toll Road Revenue) Series 2021 4.00%, 08/15/2050	1,175	1,028,601
Dallas Fort Worth International Airport (Dallas Fort Worth Intl Airport) Series 2022-A 4.507%, 11/01/2051	1,000	823,311
Series 2025-A 5.00%, 11/01/2032	2,500	2,698,683
5.00%, 11/01/2033	1,000	1,083,260
5.00%, 11/01/2034	2,365	2,561,576
5.25%, 11/01/2038	1,000	1,078,964
5.25%, 11/01/2039	3,565	3,820,497

	Principal Amount (000)	U.S. $ Value

Harris County Cultural Education Facilities Finance Corp. (Houston Methodist Hospital Obligated Group) Series 2026-A 5.00%, 12/01/2029	$5,050	$5,355,130
Hidalgo County Regional Mobility Authority (Hidalgo County Regional Mobility Authority) Series 2022-B Zero Coupon, 12/01/2042	2,000	851,588
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2044	1,785	1,744,749
Lamar Consolidated Independent School District (Lamar Consolidated Independent School District) AG Series 2023 5.50%, 02/15/2058	19,050	19,922,886
Lewisville Independent School District (Lewisville Independent School District) Series 2025 5.00%, 08/15/2039	1,030	1,109,268
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	3,890	3,892,370
New Hope Cultural Education Facilities Finance Corp. (Army Retirement Residence Obligated Group) Series 2022 5.75%, 07/15/2052	1,000	1,003,320
New Hope Cultural Education Facilities Finance Corp. (BSPV - Plano LLC) 7.25%, 12/31/2030(d)(g)	16	1,609
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community Obligated Group) Series 2021 2.00%, 11/16/2061(d)(g)(i)	4,198	2,057,520
7.50%, 11/15/2036(d)(g)	970	970,000
7.50%, 11/15/2037(d)(g)	150	150,000
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027(e)	1,415	1,415,076
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	425	358,979
Series 2022 5.00%, 01/01/2057	1,000	831,385
New Hope Cultural Education Facilities Finance Corp. (New Hope Cultural Education Facilities Finance) 0.00%, 12/31/2030(d)(g)	3	286
Newark Higher Education Finance Corp. (Abilene Christian University) Series 2022 4.00%, 04/01/2057	5,000	4,080,153
North Texas Tollway Authority (North Texas Tollway System) AG Series 2008 Zero Coupon, 01/01/2036	7,200	5,010,616
Port of Beaumont Industrial Development Authority (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2021 4.10%, 01/01/2028(a)	1,000	919,730

	Principal Amount (000)	U.S. $ Value

Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2024-A 5.75%, 12/01/2054	$1,528	$1,202,108
Tarrant County Cultural Education Facilities Finance Corp. (Tarrant County Cultural Education Facilities Finance) 5.00%, 11/15/2036(d)(f)(g)(h)	1,514	-0-
5.00%, 11/15/2045(d)(f)(g)(h)	3,097	-0-
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources Obligated Group) Series 2025-A 5.50%, 11/15/2052	1,205	1,273,135
Texas Municipal Gas Acquisition & Supply Corp. II (JPMorgan Chase & Co.) Series 2012-C 3.281% (CME Term SOFR 3 Month + 0.86%), 09/15/2027(b)	1,735	1,737,602
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054	1,125	1,180,315
Series 2023-B 5.50%, 01/01/2054	2,000	2,130,846
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055	5,000	5,182,055
Texas Municipal Gas Acquisition & Supply Corp. V (Citigroup, Inc.) Series 2026 5.00%, 04/01/2036	2,610	2,693,934
Texas Municipal Gas Acquisition & Supply Corp. VI (Bank of America Corp.) Series 2025 5.00%, 01/01/2036	1,850	1,906,063
Series 2026-A 5.25%, 03/01/2037(c)	1,000	1,051,350
Texas State Public Finance Authority Charter School Finance Corp. (KIPP Texas, Inc.) Series 2014-A 5.00%, 08/15/2032	1,385	1,386,726
5.00%, 08/15/2034	1,945	1,947,408
Texas State University System (Texas State University System) Series 2024 4.00%, 03/15/2049	4,350	3,918,369
Series 2026-C 5.00%, 03/15/2028(c)	1,495	1,533,405
5.00%, 03/15/2033(c)	1,100	1,188,063

		111,765,489

Utah – 0.8%
City of Salt Lake City UT Airport Revenue (City of Salt Lake City UT Airport Revenue) Series 2025-A 5.00%, 07/01/2037	2,680	2,877,901
Deseret Public Infrastructure District No. 2 (Deseret Public Infrastructure District No. 2 Special Assmnt Deseret Assmnt Area 1) Series 2026 6.125%, 12/01/2046(a)	1,000	1,011,309
Downtown Revitalization Public Infrastructure District (City of Salt Lake City UT Revitalization Sales Tax Revenue) AG Series 2025 5.50%, 06/01/2055	2,000	2,115,704

	Principal Amount (000)	U.S. $ Value

Grapevine Wash Local District (Grapevine Wash Local District Assessment Area No. 1) Series 2024-A 5.25%, 12/01/2044(a)	$1,100	$1,091,329
Intermountain Power Agency (Intermountain Power Agency) Series 2022-A 5.00%, 07/01/2045	5,045	5,223,386
Utah Housing Corp. (255 State 4 LLC) Series 2020 4.58%, 01/01/2040(a)(i)	817	699,747
Wakara Ridge Public Infrastructure District (Wakara Ridge Public Infrastructure District Wakara Ridge Assessment Area) Series 2025 5.625%, 12/01/2054(a)	1,000	1,016,867
Wolf Creek Infrastructure Financing District No. 1 (Wolf Creek Infrastructure Financing District No. 1) 5.75%, 12/01/2044	994	1,023,831

		15,060,074

Vermont – 0.0%
Vermont Educational & Health Buildings Financing Agency (St. Michael’s College) Series 2023 5.50%, 10/01/2043(a)	1,000	879,116

Virginia – 0.6%
Arlington County Industrial Development Authority (Virginia Hospital Center Arlington Health System Obligated Group) Series 2020 4.00%, 07/01/2045	690	638,095
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.40%, 03/01/2045(a)	1,410	1,411,073
Powhatan County Economic Development Authority (Powhatan County Economic Development Authority) Series 2025 6.125%, 09/01/2060(a)	1,000	999,921
US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052	1,630	1,409,709
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay Obligated Group) Series 2023 5.375%, 09/01/2029	1,000	1,001,200
Virginia College Building Authority (Washington & Lee University) Series 2021 3.00%, 01/01/2040	2,000	1,591,913
Virginia Small Business Financing Authority (I-66 Express Mobility Partners) Series 2017 5.00%, 12/31/2056	1,735	1,698,627
Virginia Small Business Financing Authority (National Senior Communities Obligated Group) Series 2020 3.375%, 01/01/2051	1,000	781,175
5.00%, 01/01/2028	2,100	2,156,302

		11,688,015

	Principal Amount (000)	U.S. $ Value

Washington – 4.3%
Central Puget Sound Regional Transit Authority (Central Puget Sound Regional Transit Authority Sales & Use Tax) Series 2009-2 5.491%, 11/01/2039	$2,000	$1,974,837
City of Tacoma WA Electric System Revenue (City of Tacoma WA Electric System Revenue) Series 2025-A 5.25%, 01/01/2055	14,785	15,306,273
Grays Harbor County Public Hospital District No. 1 (Grays Harbor County Public Hospital District No. 1) Series 2023 6.875%, 12/01/2053	300	322,880
Grays Harbor County Public Hospital District No. 2 (Grays Harbor County Public Hospital District No. 2) Series 2018 5.00%, 12/15/2048	5,650	5,241,385
Port of Seattle WA (Port of Seattle WA) Series 2021 4.00%, 08/01/2041	2,000	1,881,862
Series 2022 5.00%, 08/01/2030	1,000	1,062,858
5.00%, 08/01/2033	2,495	2,673,716
5.00%, 08/01/2047	11,195	11,308,177
5.50%, 08/01/2047	1,000	1,049,146
Series 2025-B 5.00%, 10/01/2033	2,000	2,165,775
5.00%, 10/01/2034	4,850	5,270,027
5.00%, 10/01/2036	4,110	4,439,013
5.00%, 10/01/2038	2,000	2,128,249
Port of Tacoma WA (Port of Tacoma WA) Series 2016-B 5.00%, 12/01/2037	2,000	2,007,183
5.00%, 12/01/2038	2,500	2,507,832
Spokane County School District No. 81 Spokane (Spokane County School District No. 81 Spokane) Series 2012 3.00%, 12/01/2031	2,000	1,906,961
State of Washington (State of Washington) Series 2026-C 5.00%, 02/01/2038	3,570	3,962,537
Series 2026-E 5.00%, 08/01/2040	3,000	3,284,813
Washington Health Care Facilities Authority (CommonSpirit Health Obligated Group) Series 2025 5.50%, 09/01/2055	1,000	1,043,730
Washington Health Care Facilities Authority (Fred Hutchinson Cancer Center Obligated Group) Series 2020 5.00%, 09/01/2040	700	723,290
Series 2021 3.00%, 12/01/2034(a)	425	388,608
5.00%, 12/01/2027(a)	440	451,478
5.00%, 12/01/2028(a)	315	329,126
5.00%, 12/01/2029(a)	170	179,659
5.00%, 12/01/2030(a)	265	283,055
5.00%, 12/01/2031(a)	265	282,358
5.00%, 12/01/2032(a)	225	238,980
5.00%, 12/01/2033(a)	490	519,174

	Principal Amount (000)	U.S. $ Value

Series 2025 4.25%, 03/01/2044	$1,765	$1,668,936
5.00%, 03/01/2039	1,620	1,726,322
Washington State Housing Finance Commission (Heron’s Key Obligated Group) Series 2026 2.85%, 07/01/2030	1,000	993,338
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2055(a)	1,000	911,831
Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences) Series 2023 6.375%, 07/01/2063(a)	700	738,713
Washington State Housing Finance Commission (WSHFC 2021-1) Series 2021-1, Class A 3.50%, 12/20/2035	2,147	2,029,807
Series 2021-1, Class X 0.727%, 12/20/2035(j)	1,819	60,558
Washington State Housing Finance Commission (WSHFC 2023-1) Series 2023-1, Class A 3.375%, 04/20/2037	971	889,262
Series 2023-1, Class X 1.451%, 04/20/2037(j)	4,855	434,545
Washington State Housing Finance Commission (WSHFC 2024-1) Series 2024-1, Class A 4.085%, 03/01/2050	985	939,209
Washington State Housing Finance Commission (WSHFC 2025-1) Series 2025-1, Class A1 3.949%, 08/20/2063	1,982	1,864,163

		85,189,666

West Virginia – 0.1%
Monongalia County Commission Excise Tax District (Monongalia County Commission Excise Tax District) Series 2023 0.00%, 06/01/2053(a)(i)	760	169,608
7.00%, 06/01/2043(a)	100	105,573
Tobacco Settlement Finance Authority/WV (Tobacco Settlement Finance Authority/WV) Series 2020 4.875%, 06/01/2049	1,365	1,333,882
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038(d)(e)(g)	2,250	1,350,000

		2,959,063

Wisconsin – 3.9%
City of Milwaukee WI (City of Milwaukee WI) AG Series 2026-N 5.00%, 12/01/2035	1,000	1,099,945
Public Finance Authority (PFA 2026-1) Series 2026-1, Class A1 4.147%, 01/20/2041	2,994	2,742,106

	Principal Amount (000)	U.S. $ Value

Public Finance Authority (Wisconsin Public Finance Authority-MF Affordable Housing) Series 2024-1, Class A 4.10%, 09/25/2039	$1,523	$1,426,924
St. Croix Chippewa Indians of Wisconsin (St. Croix Chippewa Indians of Wisconsin) Series 2021 5.00%, 09/30/2041(a)	1,000	897,644
State of Wisconsin (State of Wisconsin) Series 2027-1 5.00%, 05/01/2030(c)	1,000	1,065,174
Wisconsin Center District (Wisconsin Center District Ded Tax) Series 2022 5.25%, 12/15/2061(a)	1,000	972,420
Wisconsin Health & Educational Facilities Authority (Chiara Housing & Services Obligated Group) Series 2024 5.875%, 07/01/2055	1,265	1,266,059
Wisconsin Health & Educational Facilities Authority (Froedtert ThedaCare Health Obligated Group) Series 2019 4.00%, 12/15/2035	305	303,073
4.00%, 12/15/2036	335	329,705
4.00%, 12/15/2037	320	311,551
4.00%, 12/15/2038	335	321,532
Wisconsin Health & Educational Facilities Authority (Gundersen Lutheran Obligated Group) Series 2021 4.00%, 10/15/2035	1,375	1,376,952
4.00%, 10/15/2036	2,600	2,576,732
Wisconsin Health & Educational Facilities Authority (Oakwood Lutheran Senior Ministries Obligated Group) Series 2021 4.00%, 01/01/2057	1,000	790,196
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner) Series 2022 4.625%, 03/15/2040(a)	255	224,648
Series 2022-A 3.875%, 12/01/2039(a)	1,170	1,025,531
Wisconsin Public Finance Authority (Absolute Awakenings) Series 2025-A 7.00%, 01/01/2045(a)	1,010	1,081,897
Wisconsin Public Finance Authority (Alpha Ranch Water Control & Improvement District of Denton & Wise Counties) Series 2024 Zero Coupon, 12/15/2038(a)	1,957	895,367
Wisconsin Public Finance Authority (Bedford Forest View LLC) Series 2026 4.00%, 08/01/2036	1,000	976,753
Wisconsin Public Finance Authority (Beyond Boone LLC) AG Series 2019 5.00%, 07/01/2054	775	773,750
5.00%, 07/01/2058	750	745,845
Wisconsin Public Finance Authority (Blue Ridge Healthcare Obligated Group) Series 2020 5.00%, 01/01/2035	500	516,441
5.00%, 01/01/2036	500	514,836

	Principal Amount (000)	U.S. $ Value

5.00%, 01/01/2037	$500	$513,276
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041(e)	6,750	6,022,842
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2052	1,150	1,108,900
5.00%, 02/01/2062	1,000	945,356
5.75%, 02/01/2052(a)	1,000	1,009,543
Wisconsin Public Finance Authority (Deutsche Bank AG) Series 2026 3.595% (SOFR + 1.15%), 12/01/2068(a)(b)	1,050	1,046,331
Wisconsin Public Finance Authority (FAH Tree House LLC) Series 2023 6.50%, 08/01/2053(a)	2,825	2,532,961
Wisconsin Public Finance Authority (Heritage Bend Project) Series 2025 Zero Coupon, 12/15/2042(a)	3,485	1,100,483
Wisconsin Public Finance Authority (Inperium Obligated Group) Series 2024 5.75%, 12/01/2054(a)	1,000	980,199
Wisconsin Public Finance Authority (Lackland Project) Series 2024 Zero Coupon, 02/01/2031	588	431,580
Wisconsin Public Finance Authority (Montgomery County Municipal Utility District Nos 123 & 153) Series 2024 Zero Coupon, 12/15/2034(a)	877	517,911
Wisconsin Public Finance Authority (Puerto Rico Tollroads LLC) Series 2024 5.50%, 07/01/2044	1,000	1,019,264
5.75%, 07/01/2049	1,000	1,030,280
5.75%, 07/01/2054	2,000	2,054,849
Wisconsin Public Finance Authority (QCF Behavioral Hospitals I Obligated Group) Series 2024 7.50%, 07/01/2059(a)	1,000	1,092,890
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042	2,000	2,047,623
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056(a)	5,000	3,655,870
Series 2022 4.00%, 06/01/2049(a)	980	761,255
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2022 5.00%, 02/01/2033	2,000	1,959,573
Wisconsin Public Finance Authority (SR 400 Peach Partners LLC) Series 2025 5.75%, 06/30/2060	5,000	5,169,803
5.75%, 12/31/2065	6,630	6,840,889

	Principal Amount (000)	U.S. $ Value

6.50%, 06/30/2060	$3,030	$3,315,360
6.50%, 12/31/2065	3,400	3,720,206
Wisconsin Public Finance Authority (Triad Math & Science Academy) Series 2025 5.25%, 06/15/2065	1,000	899,196
Wisconsin Public Finance Authority (Waterstone Projects) 5.50%, 12/15/2038(a)	924	923,798
Wisconsin Public Finance Authority (West 44th Avenue) Series 2025 5.00%, 01/01/2061	1,175	1,144,736
Wisconsin Public Finance Authority (Wisconsin Public Finance Authority-Muni Certificates) Series 2026 3.625%, 06/15/2063	2,395	2,372,707

		76,452,762

Total Long-Term Municipal Bonds (cost $2,023,160,399)		1,963,693,938

Short-Term Municipal Notes – 0.8%

California – 0.1%
Nuveen California AMT-Free Quality Municipal Income Fund (Nuveen California AMT-Free Quality Municipal Income Fund) Series 2017 2.61%, 10/01/2047(a)(l)	2,000	2,000,000

New Jersey – 0.1%
Essex County Improvement Authority (County of Essex NJ) Series 2026 4.00%, 03/12/2027	1,500	1,510,924
Monmouth County Improvement Authority (The) (Monmouth County Improvement Authority/The) Series 2026 4.00%, 03/12/2027	1,500	1,510,822

		3,021,746

Other – 0.6%
Nuveen AMT-Free Municipal Credit Income Fund (Nuveen AMT-Free Municipal Credit Income Fund) Series 2019 2.61%, 03/01/2029(l)	5,200	5,200,000
Nuveen AMT-Free Quality Municipal Income Fund (Nuveen AMT-Free Quality Municipal Income Fund) Series 2021 2.61%, 03/01/2029(l)	6,100	6,100,000

		11,300,000

Total Short-Term Municipal Notes (cost $16,331,534)		16,321,746

Total Municipal Obligations (cost $2,039,491,933)		1,980,015,684

	Shares

PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Guayama Holdings 0.00%(d)(f)(h) (cost $969,221)	53,964	157,035

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.51%(m)(n)(o) (cost $6,911,487)	6,911,487	$6,911,487

Total Investments – 100.4% (cost $2,047,372,641)(p)		1,987,084,206

Other assets less liabilities – (0.4)%		(7,728,320)

Net Assets – 100.0%		$1,979,355,886

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2026	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 46, 5 Year Index, 06/20/2031*	(5.00)%	Quarterly	3.12%	USD	40,788	$(3,329,344)	$(1,485,684)	$(1,843,660)

*	Termination date.

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	37,100	10/15/2029	2.485%	CPI#	Maturity	$501,388	$—	$501,388
USD	31,800	10/15/2030	2.615%	CPI#	Maturity	142,707	—	142,707

						$644,095	$—	$644,095

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	32,540	03/12/2032	1 Day SOFR	3.843%	Annual	$(549,083)	$(154)	$(548,929)
USD	38,700	01/03/2033	1 Day SOFR	3.695%	Annual	(1,127,708)	—	(1,127,708)
USD	19,300	03/25/2033	1 Day SOFR	3.774%	Annual	(493,831)	—	(493,831)
USD	22,500	10/25/2035	3.521%	1 Day SOFR	Annual	1,386,672	—	1,386,672
USD	23,600	02/20/2036	3.675%	1 Day SOFR	Annual	1,187,106	—	1,187,106

						$403,156	$(154)	$403,310

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America NA	USD	3,000	08/10/2026	MMD 10 Year^	3.580%	Maturity	$63,992	$—	$63,992
Bank of America NA	USD	3,000	09/18/2026	MMD 5 Year^	2.480%	Maturity	(72,358)	—	(72,358)
Bank of America NA	USD	5,000	04/14/2027	MMD 10 Year^	3.320%	Maturity	(160,165)	—	(160,165)
Bank of America NA	USD	5,000	06/07/2027	MMD 5 Year^	2.920%	Maturity	(73,144)	—	(73,144)
Citibank NA	USD	22,105	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	1,190,880	—	1,190,880

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank NA	USD	3,000	12/02/2026	MMD 5 Year^	2.680%	Maturity	$(53,610)	$—	$(53,610)
JPMorgan Chase Bank NA	USD	5,000	01/13/2027	MMD 5 Year^	2.520%	Maturity	(138,044)	—	(138,044)
JPMorgan Chase Bank NA	USD	5,000	02/10/2027	MMD 5 Year^	2.600%	Maturity	(124,552)	—	(124,552)
JPMorgan Chase Bank NA	USD	5,000	02/18/2027	MMD 5 Year^	2.540%	Maturity	(140,943)	—	(140,943)
JPMorgan Chase Bank NA	USD	5,000	03/01/2027	MMD 5 Year^	2.540%	Maturity	(155,993)	—	(155,993)
JPMorgan Chase Bank NA	USD	5,000	04/22/2027	MMD 5 Year^	2.850%	Maturity	(79,877)	—	(79,877)
Royal Bank of Canada	USD	3,000	10/13/2026	MMD 5 Year^	2.610%	Maturity	(57,281)	—	(57,281)
Royal Bank of Canada	USD	5,000	03/29/2027	MMD 10 Year^	3.600%	Maturity	(17,619)	—	(17,619)
Royal Bank of Canada	USD	5,000	06/28/2027	MMD 5 Year^	2.970%	Maturity	(65,738)	—	(65,738)
Royal Bank of Canada	USD	2,000	07/07/2027	MMD 10 Year^	3.370%	Maturity	(69,221)	—	(69,221)

							$46,327	$—	$46,327

^	Variable interest rate based on the Municipal Market Data AAA General Obligation Scale.
*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2026, the aggregate market value of these securities amounted to $235,987,070 or 11.9% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2026.
(c)	When-Issued or delayed delivery security.
(d)	Non-income producing security.

(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.81% of net assets as of July 31, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050	06/09/2022 - 07/20/2022	$4,002,370	$-0-	0.00%
Douglas County Housing Partnership (Douglas County Housing Partnership) 5.375%, 01/01/2041	01/14/2021	1,531,381	104,147	0.00%
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2024 5.67%, 11/01/2038	10/19/2022	1,430,000	1,391,672	0.07%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039	03/29/2019	3,578,367	347	0.00%
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 3.265%, 11/01/2046	06/24/2024	1,910,000	1,904,650	0.10%
Industrial Development Authority of the County of Pima (The) (Edkey Obligated Group) Series 2020 5.00%, 07/01/2040	10/29/2020	1,378,916	1,084,000	0.06%
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042	11/25/2022	1,000,000	846,343	0.04%
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.5%, 11/01/2052	11/25/2022 - 06/13/2025	1,058,514	855,046	0.05%
Last Step Recycling LLC (Last Step Recycling LLC) 9.5%, 12/15/2028	03/26/2025 - 06/16/2026	599,407	599,406	0.03%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi) Series 2022 8.00%, 12/01/2029	12/13/2022	1,236,717	62,500	0.00%
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027	02/03/2023	1,415,000	1,415,076	0.07%
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033	10/23/2020	950,000	190,000	0.01%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.50%, 06/01/2051	02/25/2022 - 10/20/2022	1,293,300	159,500	0.01%
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038	05/31/2023	2,250,000	1,350,000	0.07%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041	08/03/2021	6,750,000	6,022,842	0.30%

(f)	Fair valued by the Adviser.

(g)	Defaulted.
(h)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(i)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2026.
(j)	IO - Interest Only.
(k)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at July 31, 2026.
(l)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(m)	The rate shown represents the 7-day yield as of period end.
(n)	Affiliated investments.
(o)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(p)

As of July 31, 2026 the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $23,285,153 and gross unrealized depreciation of investments was $(84,323,516), resulting in net unrealized depreciation of $(61,038,363).

As of July 31, 2026, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 7.1% and 0.0%, respectively.

Glossary:

AG – Assured Guaranty Inc.

AMT – Alternative Minimum Tax (subject to)

BAM – Build American Mutual

CDX-NAHY – North American High Yield Credit Default Swap Index

CFD – Community Facilities District

CHF – Collegiate Housing Foundation

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

FHLMC – Federal Home Loan Mortgage Corporation

MMD – Municipal Market Data

MUNIPSA – SIFMA Municipal Swap Index.

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

XLCA – XL Capital Assurance Inc.

AB Municipal Income Fund, Inc.

AB National Portfolio

July 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following tables summarize the valuation of the Portfolios’ investments by the above fair value hierarchy levels as of July 31, 2026:

AB National Portfolio Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$-0-	$1,962,990,385	$703,553	(a)	$1,963,693,938
Short-Term Municipal Notes	-0-	16,321,746	-0-		16,321,746
Preferred Stocks	-0-	-0-	157,035		157,035
Short-Term Investments	6,911,487	-0-	-0-		6,911,487

Total Investments in Securities	6,911,487	1,979,312,131	860,588	(a)	1,987,084,206
Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps	-0-	644,095	-0-		644,095
Centrally Cleared Interest Rate Swaps	-0-	2,573,778	-0-		2,573,778
Interest Rate Swaps	-0-	1,254,872	-0-		1,254,872
Liabilities:
Centrally Cleared Credit Default Swaps	-0-	(3,329,344)	-0-		(3,329,344)
Centrally Cleared Interest Rate Swaps	-0-	(2,170,622)	-0-		(2,170,622)
Interest Rate Swaps	-0-	(1,208,545)	-0-		(1,208,545)

Total	$6,911,487	$1,977,076,365	$860,588	(a)	$1,984,848,440

(a)	The Portfolio held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolios’ transactions in AB mutual funds for the two months ended July 31, 2026 is as follows:

Fund	Market Value 5/31/2026 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$9,997	$72,033	$75,119	$6,911	$75